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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05460
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 8/31/10

Item 1. Reports to Stockholders.

Investor Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Annual Report to Shareholders • August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Composition by Maturity
5	Fund Objectives and Strategies
6	Schedules of Investments
24	Financial Statements
26	Notes to Financial Statements
32	Financial Highlights
33	Auditor’s Report
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Agreements
38	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.
Investor Class shares of the Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Investor Class of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash – $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
     Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

1	Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

3	AIM Treasurer's Series Trust (Invesco Treasurer's Series Trust)

Fund Data

Investor Class data as of 8/31/10
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Fiscal	Fiscal
	Fiscal	Year	Year
	Year	End	End

Premier	15 - 55 days	23 days	42 days	$80.1 million

Premier

U.S. Government Money	25 - 55 days	27 days	71 days	26.5 million

Premier Tax-Exempt	19 - 41 days	44 days	27 days	16.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Composition by Maturity

In days, as of 8/31/10
		Premier	Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio[1,2,3]	Money Portfolio[4]	Portfolio[5]

1-7	39.1%	56.3%	87.0%

8-30	29.1	2.9	1.5

31-90	29.3	19.1	3.3

91-180	2.5	18.6	2.0

181+	0.0	3.1	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.
2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.
3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.
4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.
5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Objectives and Strategies

Premier Portfolio
Premier Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes. The Fund may invest in U.S. dollar-denominated foreign securities.
Premier U.S. Government Money Portfolio
Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests primarily in direct obligations of the U.S. Treasury, other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.
Premier Tax-Exempt Portfolio
Premier Tax-Exempt Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests only in high-quality U.S. dollar-denominated short-term debt obligations, including municipal securities, tax-exempt commercial paper and cash equivalents. It invests primarily in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2010

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–47.36%(a)
Asset-Backed Securities–Commercial Loans/Leases–1.27%(b)(c)
Atlantis One Funding Corp.	0.57%	12/29/10	$50,000	$49,905,792

Asset-Backed Securities–Consumer Receivables–2.55%(c)
Amsterdam Funding Corp.	0.30%	10/05/10	100,000	99,971,667

Asset-Backed Securities–Fully Supported Bank–9.42%(b)(c)
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)	0.50%	10/05/10	75,000	74,964,583

Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)	0.50%	09/07/10	75,000	74,993,750

Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)	0.50%	10/05/10	100,000	99,952,778

Surrey Funding Corp., (CEP–Barclays Bank PLC)	0.45%	10/04/10	80,000	79,967,000

Surrey Funding Corp., (CEP–Barclays Bank PLC)	0.33%	10/26/10	40,000	39,979,833

				369,857,944

Asset-Backed Securities–Multi-Purpose–10.71%(c)
Chariot Funding, LLC/Ltd.	0.42%	10/01/10	50,000	49,982,500

Chariot Funding, LLC/Ltd.	0.48%	11/02/10	20,000	19,983,467

Nieuw Amsterdam Receivables Corp.(b)	0.40%	11/01/10	106,000	105,928,156

Nieuw Amsterdam Receivables Corp.(b)	0.38%	11/08/10	50,000	49,964,111

Regency Markets No. 1, LLC(b)	0.26%	09/16/10	50,000	49,994,583

Regency Markets No. 1, LLC(b)	0.25%	09/27/10	144,684	144,657,876

				420,510,693

Asset-Backed Securities–Securities–4.69%(c)
Aspen Funding Corp.	0.51%	09/30/10	44,000	43,981,923

Solitaire Funding Ltd./LLC(b)	0.30%	09/02/10	75,000	74,999,375

Solitaire Funding Ltd./LLC(b)	0.26%	09/24/10	65,000	64,989,203

				183,970,501

Diversified Banks–4.84%(b)
BNZ International Funding Ltd.(c)	0.42%	10/19/10	80,000	79,955,200

Royal Bank of Canada(c)(d)	0.53%	09/01/11	75,000	75,000,000

Societe Generale North America, Inc.	0.30%	09/08/10	35,000	34,997,958

				189,953,158

Internet Software & Services–0.64%
Google Inc.	0.20%	09/21/10	25,000	24,997,222

Life & Health Insurance–2.55%(c)
Metlife Short-Term Funding LLC	0.28%	09/14/10	100,000	99,989,889

Packaged Foods & Meats–1.91%(b)(c)
Nestle Capital Corp.	0.30%	10/04/10	75,000	74,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–8.78%(b)
ANZ National (Int’l) Ltd.(c)	0.54%	09/09/10	$50,000	$49,994,000

ANZ National (Int’l) Ltd.(c)	0.41%	09/27/10	39,590	39,578,277

Banque et Caisse d’Epargne de l’Etat	0.56%	09/30/10	25,000	24,988,722

Banque et Caisse d’Epargne de l’Etat	0.46%	10/28/10	40,000	39,970,867

Commonwealth Bank of Australia(c)	0.37%	09/29/10	50,000	49,985,611

Svenska Handelsbanken, Inc.	0.49%	09/10/10	90,200	90,188,951

Svenska Handelsbanken, Inc.	0.39%	10/14/10	50,000	49,976,708

				344,683,136

Total Commercial Paper (Cost $1,858,819,377)				1,858,819,377

Certificates of Deposit–28.71%
Bank of Nova Scotia(d)	0.30%	12/06/10	50,000	50,000,000

Bank of Nova Scotia(d)	0.37%	12/06/10	50,000	50,000,000

BNP Paribas(d)	0.54%	12/07/10	100,000	100,000,000

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	75,000	74,942,308

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	50,000	50,000,000

Credit Agricole Corporate & Investment Bank	0.68%	09/16/10	50,000	50,000,000

Deutsche Bank AG	0.45%	09/30/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.39%	09/20/10	50,000	50,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	75,000	75,000,000

Nordea Bank Finland PLC	0.51%	09/07/10	125,000	125,000,000

Rabobank Nederland	0.63%	12/06/10	50,000	50,000,000

Rabobank Nederland(d)	0.30%	12/14/10	50,000	50,000,000

Rabobank Nederland(d)	0.44%	08/08/11	50,000	50,000,000

Royal Bank of Canada(d)	0.30%	11/04/10	47,000	47,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	80,000	80,000,000

Toronto-Dominion Bank(d)	0.29%	12/09/10	50,000	50,000,000

Westpac Banking Corp.(d)	0.28%	10/14/10	75,000	75,000,000

Total Certificates of Deposit (Cost $1,126,942,308)				1,126,942,308

Variable Rate Demand Notes–5.28%(d)(e)(f)
Credit Enhanced–5.28%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)	0.29%	10/01/33	7,355	7,355,000

Connecticut (State of) Health & Educational Facilities Authority (Jerome Home Issue); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)	0.31%	07/01/36	6,100	6,100,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(b)	0.29%	09/01/14	11,000	11,000,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	10/01/24	3,770	3,770,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/01/28	12,885	12,885,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/15/44	12,500	12,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/01/15	$18,050	$18,050,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	02/01/24	3,000	3,000,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	04/01/24	3,285	3,285,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	07/01/27	8,000	8,000,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC–Bank of America, N.A.)	0.34%	09/01/39	3,950	3,950,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)	0.30%	04/01/33	3,000	3,000,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England Health System); Series 2008 A, VRD Health Financing RB (LOC–JPMorgan Chase Bank, N.A.)	0.31%	09/01/32	4,785	4,785,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)	0.31%	09/01/37	19,010	19,010,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.31%	12/01/28	26,990	26,990,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	01/15/22	9,500	9,500,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)	0.29%	07/01/38	3,100	3,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	05/01/39	3,935	3,935,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)	0.28%	04/01/35	20,000	20,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)	0.26%	06/01/39	13,000	13,000,000

Total Variable Rate Demand Notes (Cost $207,270,000)				207,270,000

Medium-Term Notes–1.88%(d)
JPMorgan Chase & Co., Sr. Unsec. Global MTN	0.86%	09/24/10	30,000	30,006,233

Royal Bank of Canada, Sr. Unsec. MTN	0.79%	09/28/10	43,800	43,814,346

Total Medium-Term Notes (Cost $73,820,579)				73,820,579

Call Deposits–1.27%
Alliance & Leicester PLC(b)(d)(g) (Cost $50,000,000)	0.30%	—	50,000	50,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.50% (Cost $3,316,852,264)				3,316,852,264

			Repurchase
			Amount
Repurchase Agreements–15.44%(h)
BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	12,236,101	12,236,019

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury & Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	100,001,139	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	$200,001,389	$200,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	98,600,685	98,600,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	195,001,788	195,000,000

Total Repurchase Agreements (Cost $605,836,019)				605,836,019

TOTAL INVESTMENTS(i)(j)–99.94% (Cost $3,922,688,283)				3,922,688,283

OTHER ASSETS LESS LIABILITIES–0.06%				2,342,001

NET ASSETS–100.00%				$3,925,030,284

Investment Abbreviations:

CEP	– Credit Enhancement Provider
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 21.8%; Australia: 5.6%; Netherlands: 5.5%; other countries less than 5% each: 13.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,593,698,949, which represented 40.60% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.4%

Wells Fargo Bank, N.A.	5.2

BNP Paribas	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2010

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.07%
Federal Farm Credit Bank (FFCB)–2.56%(a)
Unsec. Bonds	0.22%	09/01/10	$16,000	$16,000,000

Unsec. Bonds	0.22%	04/14/11	15,000	14,998,121

				30,998,121

Federal Home Loan Bank (FHLB)–14.63%
Unsec. Bonds	0.43%	10/05/10	10,000	10,001,290

Unsec. Bonds(a)	0.30%	10/22/10	15,000	14,997,740

Unsec. Bonds(a)	0.69%	11/08/10	15,000	15,013,738

Unsec. Bonds(a)	0.18%	11/18/10	12,500	12,498,990

Unsec. Bonds(a)	0.19%	05/16/11	25,000	24,998,206

Unsec. Bonds(a)	0.25%	05/25/11	10,000	10,000,000

Unsec. Bonds(a)	0.30%	09/13/11	20,000	20,000,000

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/19/10	15,000	14,990,454

Unsec. Disc. Notes(b)	0.24%	01/05/11	15,000	14,987,137

Unsec. Global Bonds	0.50%	10/19/10	10,000	9,999,927

Unsec. Global Bonds(a)	0.22%	12/03/10	15,000	14,996,895

Unsec. Global Bonds(a)	0.25%	06/21/11	10,000	9,998,395

				177,480,199

Federal Home Loan Mortgage Corp. (FHLMC)–22.60%
Unsec. Disc. Notes(b)	0.20%	10/06/10	30,175	30,169,133

Unsec. Disc. Notes(b)	0.17%	10/18/10	15,400	15,396,582

Unsec. Disc. Notes(b)	0.19%	10/18/10	19,914	19,909,060

Unsec. Disc. Notes(b)	0.20%	12/01/10	25,000	24,987,361

Unsec. Disc. Notes(b)	0.20%	01/11/11	30,000	29,978,000

Unsec. Disc. Notes(b)	0.31%	01/11/11	7,881	7,872,042

Unsec. Disc. Notes(b)	0.22%	01/18/11	10,000	9,991,506

Unsec. Disc. Notes(b)	0.24%	02/07/11	10,000	9,989,621

Unsec. Disc. Notes(b)	0.20%	02/14/11	25,000	24,976,368

Unsec. Disc. Notes(b)	0.20%	02/22/11	10,323	10,313,021

Unsec. Disc. Notes(b)	0.22%	04/05/11	10,000	9,986,800

Unsec. Disc. Notes(b)	0.41%	05/03/11	8,200	8,177,213

Unsec. Disc. Notes(b)	0.25%	05/17/11	10,000	9,982,084

Unsec. Global Notes(a)	0.35%	05/04/11	17,065	17,062,707

Unsec. MTN(a)	0.61%	03/09/11	8,614	8,619,900

Unsec. MTN(a)	0.36%	08/05/11	9,910	9,910,314

Series M006, Class A, Taxable Multi-Family VRD Ctfs.(a)(c)	0.29%	10/15/45	26,875	26,875,220

				274,196,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–13.04%(b)
Unsec. Disc. Notes	0.31%	10/01/10	$10,000	$9,997,417

Unsec. Disc. Notes	0.26%	10/06/10	15,000	14,996,135

Unsec. Disc. Notes	0.20%	11/01/10	25,000	24,991,528

Unsec. Disc. Notes	0.30%	11/15/10	7,500	7,495,313

Unsec. Disc. Notes	0.42%	12/01/10	10,000	9,989,282

Unsec. Disc. Notes	0.43%	12/01/10	13,000	12,985,870

Unsec. Disc. Notes	0.35%	01/03/11	10,000	9,987,944

Unsec. Disc. Notes	0.22%	01/12/11	11,520	11,510,424

Unsec. Disc. Notes	0.36%	01/18/11	5,000	4,993,050

Unsec. Disc. Notes	0.21%	02/09/11	25,000	24,976,521

Unsec. Disc. Notes	0.20%	02/16/11	16,250	16,234,833

Unsec. Disc. Notes	0.31%	04/01/11	10,000	9,981,744

				158,140,061

Overseas Private Investment Corp. (OPIC)–0.24%(a)(c)
Gtd. VRD COP Bonds	0.22%	03/15/19	2,917	2,916,667

Total U.S. Government Sponsored Agency Securities (Cost $643,731,980)				643,731,980

U.S. Treasury Bills–2.89%(b)
U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.16%	11/18/10	25,000	24,991,198

U.S. Treasury Bills	0.32%	01/13/11	5,000	4,993,998

Total U.S. Treasury Bills (Cost $34,984,171)				34,984,171

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.96% (Cost $678,716,151)				678,716,151

			Repurchase
			Amount
Repurchase Agreements–45.69%(d)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligations valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,694	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	29,231,510	$29,231,315

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	60,000,416	60,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(e)	0.20%	10/14/10	50,017,500	50,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(e)	0.22%	10/12/10	75,028,417	75,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	60,000,400	60,000,000

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	60,000,400	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	$60,000,417	$60,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	60,000,417	60,000,000

Total Repurchase Agreements (Cost $554,231,315)				554,231,315

TOTAL INVESTMENTS(f)–101.65% (Cost $1,232,947,466)				1,232,947,466

OTHER ASSETS LESS LIABILITIES–(1.65)%				(19,981,396)

NET ASSETS–100.00%				$1,212,966,070

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MTN	– Medium-Term Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2010

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.27%
Alabama–1.34%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.39%	10/01/32	$3,783	$3,783,000

Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP–FHLB of Atlanta)(a)(b)	0.50%	03/01/14	1,490	1,490,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(c)	0.45%	07/01/15	2,605	2,605,000

				7,878,000

Alaska–0.29%
Fairbanks North Star (Borough of); Series 2010 N, Ref. Unlimited Tax GO	2.00%	11/01/10	600	601,484

University of Alaska; Series 2009 P, Ref. General RB	2.00%	10/01/10	1,125	1,126,587

				1,728,071

Arizona–1.87%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/30	8,265	8,265,000

				10,950,000

Colorado–7.65%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(d)	0.27%	01/15/14	6,350	6,350,000

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	02/01/31	2,555	2,555,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	02/01/31	1,495	1,495,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	06/01/30	2,985	2,985,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	04/01/24	1,200	1,200,000

Denver (City & County of) Board of Water Commissioners; Series 1999, Ref. Unlimited Tax Water GO	6.00%	10/01/10	250	251,115

Denver (City & County of) Gateway Regional Metropolitan District; Series 2008, Ref. Limited Tax Improvement VRD GO (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	12/01/37	645	645,000

Douglas (County of); Series 2010, Road Improvement Sales & Use Tax RB	3.00%	10/15/10	905	907,764

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(e)	0.31%	12/01/30	17,855	17,855,000

Water Valley Metropolitan District No. 2; Series 2005, VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	12/01/24	800	800,000

				44,818,879

Delaware–0.57%
Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/22	3,320	3,320,000

District of Columbia–0.56%
District of Columbia (The Field School, Inc.); Series 2001 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.39%	07/01/31	3,270	3,270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–1.96%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)	0.50%	10/01/16	$300	$300,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.31%	07/01/31	700	700,000

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/21	1,340	1,340,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(b)(d)	0.35%	12/01/32	5,095	5,095,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/15	3,260	3,260,000

				11,495,000

Georgia–6.32%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.35%	01/01/29	1,400	1,400,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	08/01/21	1,005	1,005,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.39%	04/01/24	3,090	3,090,000

East Point (City of) Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)(a)(b)	0.35%	07/01/37	12,200	12,200,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	04/01/28	2,640	2,640,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	01/01/20	2,125	2,125,000

Gainesville & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.46%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.46%	05/01/24	1,100	1,100,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	12/01/18	900	900,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.50%	09/01/19	1,500	1,500,000

Richmond (County of) Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(a)(c)(e)	0.24%	07/01/37	1,175	1,175,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School and Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	09/01/20	4,000	4,000,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/27	1,460	1,460,000

Tallapoosa (City of) Development Authority (United States Can Co.); Series 1994, Ref. VRD IDR (LOC–Deutsche Bank AG)(a)(c)(e)	0.60%	02/01/15	2,000	2,000,000

Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%	11/01/22	1,400	1,400,000

				36,995,000

Hawaii–0.51%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–13.20%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)(d)	0.50%	06/01/19	$3,500	$3,500,000

Aurora (City of) Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC–Harris N.A.)(a)(c)(e)	0.31%	03/01/35	7,450	7,450,000

Aurora (City of) Kane, Illinois DuPage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.45%	12/01/21	4,790	4,790,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–Harris N.A.)(a)(b)(c)(d)(e)	0.48%	03/01/33	2,900	2,900,000

Chicago (City of) (P.S. Greetings, Inc.); Series 1999, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.32%	05/01/24	1,300	1,300,000

Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	2,085	2,098,917

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.90%	06/01/27	1,100	1,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.50%	08/01/24	3,500	3,500,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	02/01/21	2,080	2,080,000

Illinois (State of) Educational Facilities Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(a)(c)	0.32%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	1,000	1,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	1,500	1,500,000

Illinois (State of) Finance Authority (Andre’s Imaging and Graphics, Inc.); Series 2007, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.45%	07/01/27	200	200,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(c)(e)	0.30%	02/01/42	10,500	10,500,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.39%	05/01/14	250	250,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.31%	07/01/35	5,000	5,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB	0.32%	03/01/11	3,100	3,100,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.45%	10/01/40	3,030	3,030,000

Illinois (State of) Health Facilities Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(c)	0.30%	01/01/16	14,700	14,700,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	04/01/33	3,000	3,000,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.36%	05/01/42	2,590	2,590,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–Harris N.A.)(a)(b)(c)(e)	0.53%	04/01/22	1,625	1,625,000

				77,313,917

Indiana–2.94%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.70%	12/01/23	1,090	1,090,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	12/01/18	900	900,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(c)	0.39%	08/01/37	4,850	4,850,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	02/01/25	2,195	2,195,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)(e)	0.53%	03/01/22	1,740	1,740,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(b)	0.61%	06/01/30	2,140	2,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)	Value

Indiana–(continued)

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)(e)	0.53%		11/01/18	$2,130	$2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%		10/01/19	2,150	2,150,000

					17,195,000

Iowa–0.29%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.45%		06/01/28	1,200	1,200,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		07/01/16	500	500,000

					1,700,000

Kansas–1.01%
Shawnee (City of) (Simmons Co.); Series 1996, VRD Private Activity RB (LOC–Deutsche Bank AG)(a)(b)(c)(d)	0.46	%(e)	12/01/16	1,090	1,090,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%		08/18/11	1,800	1,801,718

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%		09/15/11	3,000	3,001,410

					5,893,128

Kentucky–3.43%
Kentucky (State of) Rural Economic Development Authority (P.B. & S. Chemical Co., Inc.); Series 1990, RB (LOC–Bank of America, N.A.)(b)(c)(d)	0.46%		09/01/10	100	100,000

Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%		06/01/30	20,000	20,000,000

					20,100,000

Louisiana–0.34%
Calcasieu Parish Public Trust Authority (WPT Corp.); Series 1997, VRD Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.40%		12/01/27	2,000	2,000,000

Maine–0.14%
Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		04/01/24	800	800,000

Maryland–1.10%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.45%		09/01/20	1,180	1,180,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%		07/01/33	5,265	5,265,000

					6,445,000

Massachusetts–2.12%
Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(c)(e)	0.50%		06/01/18	975	975,000

Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		05/01/16	1,470	1,470,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(c)(e)	0.30%		10/01/10	10,000	10,000,000

					12,445,000

Michigan–1.02%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.74%		08/01/17	705	705,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(b)	0.72%	07/01/32	$250	$250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.90%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.50%	05/01/32	2,915	2,915,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	11/01/25	1,900	1,900,000

				5,970,000

Minnesota–3.57%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.32%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.36%	06/01/43	6,000	6,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.29%	10/01/23	725	725,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	2,250	2,250,826

Series 2009 B, COP	2.00%	09/10/10	4,000	4,001,670

Series 2010 A, COP	2.00%	09/10/10	2,350	2,350,997

Series 2010 B, COP	2.00%	09/01/11	2,000	2,032,880

St. Paul (City of) Port Authority; Series 2009-8 R, VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(c)(e)	0.30%	12/01/28	700	700,000

Stearns (County of) Series 2010 C, Ref. Capital Improvement Unlimited Tax GO	2.00%	12/01/10	225	225,919

				20,887,292

Mississippi–1.09%
Mississippi (State of) Business Finance Corp. (YMCA of Memphis & the Mid-South); Series 2007, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/27	5,890	5,890,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(c)	0.50%	10/01/17	500	500,000

				6,390,000

Missouri–1.63%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(c)	0.36%	11/01/18	2,070	2,070,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.32%	07/01/24	2,470	2,470,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.39%	12/01/19	3,230	3,230,000

Wright City (City of) (Watlow Process Systems); Series 2002, VRD IRD (LOC–Bank of America, N.A.)(a)(b)(c)	0.46%	04/01/32	1,800	1,800,000

				9,570,000

Nebraska–0.85%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.25%	08/15/32	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–0.15%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(b)	0.35%	10/01/37	$900	$900,000

New Hampshire–2.16%
New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)(e)	0.29%	10/01/36	10,135	10,135,000

New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.39%	06/01/28	700	700,000

New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC–Banco Santander S.A.)(a)(b)(c)(d)	0.54%	11/01/19	1,800	1,800,000

				12,635,000

New Jersey–0.23%
New Jersey (State of) Economic Development Authority (Institute of Electrical & Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.34%	04/01/14	1,335	1,335,000

New Mexico–0.54%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	06/01/18	300	300,000

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	2,800	2,839,232

				3,139,232

New York–1.07%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%	10/01/32	6,250	6,250,000

North Carolina–4.28%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/23	3,330	3,330,000

Mecklenburg (County of) Industrial Facilities & Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	03/02/15	2,350	2,350,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/17	1,495	1,495,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.31%	04/01/29	6,200	6,200,000

North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	06/01/18	1,600	1,600,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/19	2,155	2,155,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/31	1,495	1,495,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	05/15/16	1,440	1,440,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(c)	0.38%	08/01/20	2,650	2,650,000

Winston-Salem (City of) (Northeast Winston Ventures LP); Series 1997 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	11/01/27	1,790	1,790,000

				25,055,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Dakota–0.45%
Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(c)	0.42%	12/01/14	$2,655	$2,655,000

Ohio–1.74%
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.63%	11/15/19	320	320,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(b)(d)	0.40%	01/01/34	465	465,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%	06/01/23	7,060	7,060,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.27%	11/01/30	350	350,000

Princeton (City of) Hamilton, Butler & Warren (Counties of) School District; Series 2010, School Improvement Unlimited Tax GO BAN	2.00%	11/24/10	2,000	2,007,337

				10,202,337

Oregon–0.55%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.42%	07/01/27	2,025	2,025,000

Portland (City of) Housing Authority (New Market West Project); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	04/01/34	1,180	1,180,000

				3,205,000

Pennsylvania–13.32%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	06/01/19	650	650,000

Chester (County of) Health & Education Facilities Authority (Simpson Meadows); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/30	2,545	2,545,000

Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.26%	07/01/31	23,250	23,250,000

Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	01/01/33	4,140	4,140,000

Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.37%	03/01/30	36,400	36,400,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	12/01/22	315	315,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.32%	12/01/12	1,500	1,500,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	04/01/18	400	400,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.46%	04/01/17	450	450,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Indiana Regional Medical Center); Series 2006 A-2, RB (LOC–PNC Bank, N.A.)(c)	0.32%	06/01/11	725	725,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–Plymouth Meeting Friends School); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	08/01/26	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	12/01/26	$550	$550,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.46%	12/01/26	625	625,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.34%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.46%	12/01/21	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	08/01/26	350	350,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	11/01/18	900	900,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.40%	12/01/14	1,900	1,900,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/28	335	335,000

				78,010,000

Rhode Island–0.19%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	1,100	1,105,748

South Carolina–3.67%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Morris College); Series 1997, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.50%	07/01/17	2,400	2,400,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.29%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs–Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.45%	09/01/18	4,300	4,300,000

South Carolina (State of) Jobs–Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/32	500	500,000

South Carolina (State of) Jobs–Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	12/01/13	1,350	1,350,000

Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	09/01/20	5,460	5,460,000

				21,475,000

Tennessee–0.53%
Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	05/15/31	1,375	1,375,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.50%	04/01/15	755	755,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	06/01/25	1,000	1,000,000

				3,130,000

Texas–8.23%
Austin (City of); Series 2009, Limited Tax GO Ctfs.	2.50%	09/01/10	565	565,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Bexar (County of);
Series 2010, Limited Tax GO	3.00%	06/15/11	$400	$408,315

Series 2010, Ref. Limited Tax GO	2.00%	06/15/11	1,620	1,640,285

Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	860	877,878

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC–University Parking System); Series 2004 A, Ref. VRD RB (LOC–BNP Paribas)(a)(c)(e)	0.73%	05/01/35	4,800	4,800,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	02/15/42	1,435	1,435,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	4,700	4,726,807

Series 2010, Unlimited TAN	2.00%	02/28/11	5,000	5,040,833

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	09/01/10	7,000	7,000,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	1,700	1,700,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(c)	1.22%	03/01/33	4,700	4,700,000

Houston (City of); Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	3,300	3,300,000

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.33%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(b)(d)	0.39%	09/15/36	4,925	4,925,000

Texas (State of) Independent School District (Dallas); Series 2010, Ref. Unlimited Tax Bonds	1.25%	02/15/11	810	813,480

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	3,300	3,354,363

				48,186,961

Utah–0.11%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(c)	0.39%	08/01/28	655	655,000

Vermont–0.28%
Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)(e)	0.39%	01/01/22	1,615	1,615,000

Virginia–2.36%
Alexandria (City of) Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(a)(c)	0.35%	07/01/26	6,905	6,905,000

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)(d)	0.35%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/30	3,000	3,000,000

Norfolk (City of) Redevelopment & Housing Authority (Meredith Realty Ghent Properties, LLC); Series 2000, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	01/01/21	1,395	1,395,000

				13,800,000

Washington–4.01%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	7,500	7,594,818

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.42%	11/01/23	1,000	1,000,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD Industrial RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	07/01/21	855	855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.32%	12/01/24	$5,480	$5,480,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(b)	0.34%	07/15/32	6,600	6,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.42%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/32	920	920,000

				23,504,818

West Virginia–0.16%
Keyser (City of) (Keyser Associates); Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)	0.37%	07/01/14	300	300,000

West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2000 A, Hospital RB(f)(g)	6.75%	09/01/10	605	611,050

				911,050

Wisconsin–2.44%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.50%	09/01/19	4,500	4,500,000

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	12/01/36	6,745	6,745,000

Racine (City & County of); Series 2010, Ref. GO & Anticipation Notes	1.75%	12/17/10	1,775	1,781,694

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.50%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	07/01/35	1,110	1,110,000

				14,261,694

TOTAL INVESTMENTS(h)(i)–100.27% (Cost $587,196,127)				587,196,127

OTHER ASSETS LESS LIABILITIES–(0.27)%				(1,610,341)

NET ASSETS–100.00%				$585,585,786

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $49,955,000, which represented 8.53% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.4%; other countries less than 5% each: 6.7%.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	22.5%

JPMorgan Chase Bank, N.A.	9.1

U.S. Bank, N.A.	8.9

Bank of America, N.A.	8.4

PNC Bank, N.A.	7.2

Federal National Mortgage Association	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2010

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$3,316,852,264	$678,716,151	$587,196,127

Repurchase agreements, at value and cost	605,836,019	554,231,315	—

Total investments, at value and cost	3,922,688,283	1,232,947,466	587,196,127

Cash	—	—	887,096

Receivables for:
Investments sold	1,670,000	—	2,100,000

Fund shares sold	19,281	3,045	844

Interest	1,577,064	115,712	483,641

Fund expenses absorbed	—	19,736	—

Investment for trustee deferred compensation and retirement plans	—	6,286	—

Other assets	3,890	8	—

Total assets	3,925,958,518	1,233,092,253	590,667,708

Liabilities:
Payables for:
Investments purchased	—	20,000,000	5,034,290

Fund shares reacquired	386,597	70,669	67

Dividends	541,637	48,483	46,993

Accrued fees to affiliates	—	—	295

Accrued interest expense			277

Trustee deferred compensation and retirement plans	—	7,031	—

Total liabilities	928,234	20,126,183	5,081,922

Net assets applicable to shares outstanding	$3,925,030,284	$1,212,966,070	$585,585,786

Net assets consist of:
Shares of beneficial interest	$3,924,925,617	$1,212,891,213	$585,612,432

Undistributed net investment income	100,052	74,857	444

Undistributed net realized gain (loss)	4,615	—	(27,090)

	$3,925,030,284	$1,212,966,070	$585,585,786

Net Assets:
Investor Class	$80,160,417	$26,519,898	$16,919,605

Institutional Class	$3,844,869,867	$1,186,446,172	$568,666,181

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	80,152,372	26,518,260	16,920,819

Institutional Class	3,844,775,780	1,186,401,354	568,692,057

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2010

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$12,318,833	$3,363,771	$1,816,039

Expenses:
Advisory fees	9,381,237	3,243,168	1,141,163

Treasury Guarantee Program Fee	64,076	—	3,997

Total expenses	9,445,313	3,243,168	1,145,160

Less: Fees waived	(1,126,311)	(560,820)	—

Net expenses	8,319,002	2,682,348	1,145,160

Net investment income	3,999,831	681,423	670,879

Net realized gain (loss) from Investment securities	4,615	10,373	(27,015)

Net increase in net assets resulting from operations	$4,004,446	$691,796	$643,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

			Premier U.S. Portfolio		Premier Tax-Exempt
	Premier Portfolio		Government Money		Portfolio
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income	$3,999,831	$42,061,327	$681,423	$7,764,542	$670,879	$3,293,329

Net realized gain (loss)	4,615	46,190	10,373	48,892	(27,015)	10

Net increase in net assets resulting from operations	4,004,446	42,107,517	691,796	7,813,434	643,864	3,293,339

Distributions to shareholders from net Investment income:
Investor Class	(83,811)	(1,173,025)	(14,412)	(273,113)	(33,216)	(294,166)

Institutional Class	(3,916,020)	(40,888,302)	(667,013)	(7,491,429)	(637,663)	(2,999,163)

Total distributions from net investment income	(3,999,831)	(42,061,327)	(681,425)	(7,764,542)	(670,879)	(3,293,329)

Share transactions–net:
Investor Class	(2,649,714)	(25,819,867)	(4,820,803)	1,872,605	(8,226,455)	707,286

Institutional Class	(129,062,630)	(546,257,104)	(419,234,624)	1,155,205,117	221,672,112	84,938,181

Net increase (decrease) in net assets resulting from share transactions	(131,712,344)	(572,076,971)	(424,055,427)	1,157,077,722	213,445,657	85,645,467

Net increase (decrease) in net assets	(131,707,729)	(572,030,781)	(424,045,056)	1,157,126,614	213,418,642	85,645,477

Net assets:
Beginning of year	4,056,738,013	4,628,768,794	1,637,011,126	479,884,512	372,167,144	286,521,667

End of year*	$3,925,030,284	$4,056,738,013	$1,212,966,070	$1,637,011,126	$585,585,786	$372,167,144

* Includes accumulated undistributed net investment income	$100,052	$53,862	$74,875	$28,451	$444	$444

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; (3) the cost of participating in the United States Treasury Temporary Guarantee Program; and (4) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees equal to 0.03% and 0.05% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio, respectively. Prior to July 1, 2010, the Adviser had contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of and Premier U.S. Government Money Portfolio.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$1,126,311

Premier U.S. Government Money Portfolio	560,820

Premier Tax-Exempt Portfolio	—

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IAIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$3,922,688,283	$—	$3,922,688,283

Premier U.S. Government Money Portfolio	—	1,232,947,466	—	1,232,947,466

Premier Tax-Exempt Portfolio	—	587,196,127	—	587,196,127

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Premier Portfolio	$154,139,074	$116,266,968	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	1,319,876,577	1,214,636,593	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009
	Ordinary	Ordinary
	Income	Income

Premier Portfolio	$3,999,831	$42,061,327

Premier U.S. Government Money Portfolio	681,425	7,764,542

Premier Tax-Exempt Portfolio	670,879	3,293,329

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary Book/	Capital Loss	Post-October	Shares of	Total
	Ordinary Income	Tax Differences	Carryforward	Capital Loss deferral	Beneficial Interest	Net Assets

Premier Portfolio	$104,667	$—	$—	$—	$3,924,925,617	$3,925,030,284

Premier U.S. Government Money Portfolio	80,967	(6,110)	—	—	1,212,891,213	1,212,966,070

Premier Tax-Exempt Portfolio	444	—	(7)	(27,083)	585,612,432	585,585,786

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  The following Fund has a capital loss carryforward as of August 31, 2010, which expires as follows:

Capital Loss Carryforward*
Expiration
2012

Premier Tax-Exempt Portfolio	$(7)

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

The reclassifications below were primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on August 31, 2010. These reclassifications had no effect on the net assets of each Fund.

		Undistributed Net
	Undistributed Net	Realized
	Investment Income	Gain (Loss)

Premier Portfolio	$46,190	$(46,190)

Premier U.S. Government Money Portfolio	46,408	(46,408)

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	36,920,906	$36,920,906	47,633,427	$47,633,427

Institutional Class	19,824,243,414	19,824,243,414	24,531,054,932	24,531,054,932

Issued as reinvestment of dividends:
Investor Class	80,677	80,677	1,099,467	1,099,467

Institutional Class	873,512	873,512	16,096,073	16,096,073

Reacquired:
Investor Class	(39,651,297)	(39,651,297)	(74,552,761)	(74,552,761)

Institutional Class	(19,954,179,556)	(19,954,179,556)	(25,093,408,109)	(25,093,408,109)

Net increase (decrease) in share activity	(131,712,344)	$(131,712,344)	(572,076,971)	$(572,076,971)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund and the Fund’s principal underwriter or adviser are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 57% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	12,031,287	$12,031,287	28,241,195	$28,241,195

Institutional Class	5,403,090,512	5,403,090,512	5,960,891,705	5,960,891,705

Issued as reinvestment of dividends:
Investor Class	14,187	14,187	262,544	262,544

Institutional Class	377,607	377,607	3,642,356	3,642,356

Reacquired:
Investor Class	(16,866,277)	(16,866,277)	(26,631,134)	(26,631,134)

Institutional Class	(5,822,702,743)	(5,822,702,743)	(4,809,328,944)	(4,809,328,944)

Net increase (decrease) in share activity	(424,055,427)	$(424,055,427)	1,157,077,722	$1,157,077,722

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares . The Fund and the Fund’s principal underwriter or adviser are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	4,283,618	$4,283,618	29,004,073	$29,004,073

Institutional Class	1,858,201,672	1,858,201,672	751,825,717	751,825,717

Issued as reinvestment of dividends:
Investor Class	31,845	31,845	270,951	270,951

Institutional Class	578,734	578,734	3,010,446	3,010,446

Reacquired:
Investor Class	(12,541,918)	(12,541,918)	(28,567,738)	(28,567,738)

Institutional Class	(1,637,108,294)	(1,637,108,294)	(669,897,982)	(669,897,982)

Net increase (decrease) in share activity	213,445,657	$213,445,657	85,645,467	$85,645,467

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund and the Fund’s principal underwriter or adviser are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

										Ratio of		Ratio of
										expenses		expenses		Ratio of net
	Net asset			Net gains		Dividends				to average		to average net		investment
	value,	Net		(losses)	Total from	from net	Net asset		Net assets,	net assets		assets without		income
	beginning	investment		on securities	investment	investment	value, end	Total	end of period	with fee waivers		fee waivers		to average
	of period	income		(realized)	operations	income	of period	Return(a)	(000s omitted)	and/or expense		and/or expense		net assets

Premier Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.10%	$80,160	0.22	%(c)	0.25	%(c)	0.11	%(c)
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	108,627	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	115,642	0.17		0.25		5.23
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	1.00	4.55	99,491	0.17		0.25		4.74
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	1.00	2.46	112,067	0.20		0.25		2.34

Premier U.S. Government Money Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	26,520	0.21	(c)	0.25	(c)	0.05	(c)
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	29,466	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	30,569	0.17		0.25		5.13
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	1.00	4.44	29,739	0.17		0.25		4.34
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	1.00	2.06	31,598	0.52		0.96		1.98

Premier Tax-Exempt Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	16,920	0.25	(c)	0.25	(c)	0.15	(c)
Year ended 08/31/09	1.00	0.01		0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	24,440	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	18,920	0.25		0.25		3.46
Year ended 08/31/06	1.00	0.03		—	0.03	(0.03)	1.00	3.04	17,420	0.25		0.25		2.99
Year ended 08/31/05	1.00	0.02		—	0.02	(0.02)	1.00	1.88	20,682	0.25		0.25		1.88

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $80,145, $29,589 and $20,475 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

32        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Investor Class
Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust:)

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Investor Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Investor Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

33        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.60	$1.11	$1,024.10	$1.12	0.22%

Premier U.S. Government Money Portfolio	1,000.00	1,000.20	1.01	1,024.20	1.02	0.20

Premier Tax-Exempt Portfolio	1,000.00	1,000.60	1.26	1,023.95	1.28	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

34        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) for Premier Portfolio and Premier Tax-Exempt Portfolio only. During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts and the information that is provided and determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on

35        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance

Premier Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Money Market Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio
The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers, and against the Lipper U.S. Government Money Market Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

Premier Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier Tax-Exempt Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has not proposed any advisory fee waivers or expense limitations for the Fund. The Board concluded that it was not necessary at this time to discuss with Invesco Advisers whether to implement any such waivers or expense limitations because the Fund’s total expenses were below the median total expenses of the funds in the Fund’s expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and below the effective fee rate of a comparable mutual fund advised by Invesco Advisers. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the

36        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier U.S. Government Money Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31. 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  After taking account of the Fund’s contractual advisory fee rate, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

37        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax Exempt
	Dividend	Received	U.S. Treasury	Income
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Premier Portfolio	0%	0%	—	—
Premier U.S. Government Money Portfolio	0%	0%	2.76%	—
Premier Tax-Exempt Portfolio	0%	0%	—	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

38        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers
The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.
T-1

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	1983	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	214	None

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	214	None

James T. Bunch — 1942 Trustee	2000	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	214	Board of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	214	Administaff

Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	2003	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	1997	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

T-2

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	214	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

T-3

Trustees and Officers — (continued)

Number of
Funds in
Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza,	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Suite 2500	1555 Peachtree	11 Greenway Plaza,	1201 Louisiana Street,
Houston, TX 77046-1173	Street, N.E.	Suite 2500	Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Independent Trustees	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	Kramer, Levin, Naftalis & Frankel LLP	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	1177 Avenue of the Americas	Houston, TX 77210-4739	Brooklyn, NY 11217-1431
New York, NY 10036-2714
T-4

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-I-TST-AR-1	Invesco Distributors, Inc.

Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio
Annual Report to Shareholders ▪ August 31, 2010

2	Letters to Shareholders
4	Fund Data
4	Fund Composition by Maturity
5	Fund Objectives and Strategies
6	Schedules of Investments
24	Financial Statements
26	Notes to Financial Statements
32	Financial Highlights
33	Auditor’s Report
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Agreements
38	Tax Information
T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2010, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Karen Dunn Kelley
Dear Shareholders:
I am pleased to provide you with this annual report on the performance of the Institutional Class of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), part of Invesco Fixed Income, for the fiscal year ended August 31, 2010. Thank you for investing with us.
     Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for enhanced yields, each Fund continued to provide competitive returns and maintain a relatively high level of liquidity.
Market conditions affecting money market funds
Over the 12 months covered by this report, we saw some signs of economic recovery. But clearly, that recovery is not as strong, sustained or widespread as we’d like.
     The economy, which ended its year-long contraction, expanded in the second half of 2009 and the first half of 2010. Gross domestic product (GDP), the broadest measure of overall economic activity, grew at annualized rates of 1.6% and 5.0% in the third and fourth quarters of 2009.1 While GDP remained positive in the first half of 2010, the rate of expansion slowed.
     While the overall economy grew modestly, unemployment remained stubbornly high by historical standards. Unemployment stood at 9.8% in September 2009, reached double-digits in the fourth quarter of 2009 and declined only slightly to 9.6% by August 2010.2 Even those who remained employed worried about their job security and the potential for pay cuts.3
     Despite historically low mortgage interest rates, housing sales remained weak and home values depressed, prompting consumers to rein in spending and boost savings. Personal savings as a percentage of disposable income jumped significantly in 2009 and remained at historically elevated levels in the first half of 2010. Similarly, corporations cut back on spending and hoarded cash — $1.84 trillion in cash and other liquid investments for U.S. non-financial companies, according to the U.S. Federal Reserve (the Fed).4
     Economic uncertainty led individuals and corporations to seek out the relative safety and liquidity of short-term investments, including money market funds. This high demand, together with the Fed’s accommodative monetary policies, caused interest rates paid on money market funds to remain unusually low throughout the year. At the start of the fiscal year, three-month Treasury bills yielded 0.15% and 30-year Treasury bonds yielded 4.18%.5 On August 31, 2010, three-month Treasuries yielded just 0.14% and 30-year Treasuries yielded 3.53%.5 Because money market funds invest in high-quality, short-term securities, the yield you earned on your investment in the Fund remained low during the fiscal year.
     In its August 10 monetary policy statement, the Fed acknowledged that “the pace of economic recovery is likely to be more modest in the near term than had been anticipated.” In its continuing effort to promote economic growth and price stability, it pledged to keep its federal funds target rate “exceptionally low ... for an extended period.”6
Strength and experience
Invesco Fixed Income’s 30-year tradition of providing high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive client service is why we are, today, a leader in the cash management industry, with over $70 billion in assets under management as of August 31, 2010. While we rely on a specialized team of investment professionals who are experienced in managing and distributing short-term investment products worldwide, we also benefit from being part of Invesco — one of the world’s largest and most diversified global investment management firms.
     For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield — in that order — to our money market fund investors.
     We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.
     Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
1	Bureau of Economic Analysis; 2 Bureau of Labor Statistics; 3 Gallup, Inc.; 4 The Washington Post; 5 Barclays Capital; 6 U.S. Federal Reserve
The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees
3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/10

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During	At Fiscal	At Fiscal
	Fiscal	Year	Year
	Year	End	End

Premier	15 - 55 days	23 days	42 days	$3.8 billion

Premier U.S. Government Money	25 - 55 days	27 days	71 days	1.1 billion

Premier Tax-Exempt	19 - 41 days	44 days	27 days	568.6 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund Composition by Maturity

In days, as of 8/31/10
		Premier	Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio[1,2,3]	Money Portfolio[4]	Portfolio[5]

1-7	39.1%	56.3%	87.0%

8-30	29.1	2.9	1.5

31-90	29.3	19.1	3.3

91-180	2.5	18.6	2.0

181+	0.0	3.1	6.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
1	The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The risks of investing in foreign securities include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

2	The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The risks of investing in securities which carry foreign credit exposure include decreased publicly available information about issuers, inconsistent accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.

3	Treasury securities are guaranteed as to timely payment of principal and interest if held to maturity. Many securities purchased by the Fund are not guaranteed by the U.S. government.

4	The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the U.S. government. The U.S. government may choose not to provide financial support to U.S. government- sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. government.

5	The Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, and the Fund’s performance will depend to a great extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industries can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and abroad.
4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Objectives and Strategies

Premier Portfolio
Premier Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests primarily in high-quality U.S. dollar-denominated debt obligations, including securities issued by the U.S. government or its agencies; bankers’ acceptances, certificates of deposit and time deposits from banks; repurchase agreements; commercial paper; municipal securities; and master notes. The Fund may invest in U.S. dollar-denominated foreign securities.
Premier U.S. Government Money Portfolio
Premier U.S. Government Money Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests primarily in direct obligations of the U.S. Treasury, other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements secured by those obligations and securities.
Premier Tax-Exempt Portfolio
Premier Tax-Exempt Portfolio seeks to provide a high level of current income, consistent with the preservation of capital and maintenance of liquidity.
     The Fund invests only in high-quality U.S. dollar-denominated short-term debt obligations, including municipal securities, tax-exempt commercial paper and cash equivalents. It invests primarily in securities that pay interest that is excluded from gross income for federal income tax purposes, and that do not produce income that would be considered to be an item of preference for purposes of the alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Read it carefully before you invest or send money.
Invesco Fixed Income is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.
5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2010

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–47.36%(a)
Asset-Backed Securities–Commercial Loans/Leases–1.27%(b)(c)
Atlantis One Funding Corp.	0.57%	12/29/10	$50,000	$49,905,792

Asset-Backed Securities–Consumer Receivables–2.55%(c)
Amsterdam Funding Corp.	0.30%	10/05/10	100,000	99,971,667

Asset-Backed Securities–Fully Supported Bank–9.42%(b)(c)
Concord Minutemen Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)	0.50%	10/05/10	75,000	74,964,583

Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)	0.50%	09/07/10	75,000	74,993,750

Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Liberty Hampshire Co., LLC; agent)	0.50%	10/05/10	100,000	99,952,778

Surrey Funding Corp., (CEP–Barclays Bank PLC)	0.45%	10/04/10	80,000	79,967,000

Surrey Funding Corp., (CEP–Barclays Bank PLC)	0.33%	10/26/10	40,000	39,979,833

				369,857,944

Asset-Backed Securities–Multi-Purpose–10.71%(c)
Chariot Funding, LLC/Ltd.	0.42%	10/01/10	50,000	49,982,500

Chariot Funding, LLC/Ltd.	0.48%	11/02/10	20,000	19,983,467

Nieuw Amsterdam Receivables Corp.(b)	0.40%	11/01/10	106,000	105,928,156

Nieuw Amsterdam Receivables Corp.(b)	0.38%	11/08/10	50,000	49,964,111

Regency Markets No. 1, LLC(b)	0.26%	09/16/10	50,000	49,994,583

Regency Markets No. 1, LLC(b)	0.25%	09/27/10	144,684	144,657,876

				420,510,693

Asset-Backed Securities–Securities–4.69%(c)
Aspen Funding Corp.	0.51%	09/30/10	44,000	43,981,923

Solitaire Funding Ltd./LLC(b)	0.30%	09/02/10	75,000	74,999,375

Solitaire Funding Ltd./LLC(b)	0.26%	09/24/10	65,000	64,989,203

				183,970,501

Diversified Banks–4.84%(b)
BNZ International Funding Ltd.(c)	0.42%	10/19/10	80,000	79,955,200

Royal Bank of Canada(c)(d)	0.53%	09/01/11	75,000	75,000,000

Societe Generale North America, Inc.	0.30%	09/08/10	35,000	34,997,958

				189,953,158

Internet Software & Services–0.64%
Google Inc.	0.20%	09/21/10	25,000	24,997,222

Life & Health Insurance–2.55%(c)
Metlife Short-Term Funding LLC	0.28%	09/14/10	100,000	99,989,889

Packaged Foods & Meats–1.91%(b)(c)
Nestle Capital Corp.	0.30%	10/04/10	75,000	74,979,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks–8.78%(b)
ANZ National (Int’l) Ltd.(c)	0.54%	09/09/10	$50,000	$49,994,000

ANZ National (Int’l) Ltd.(c)	0.41%	09/27/10	39,590	39,578,277

Banque et Caisse d’Epargne de l’Etat	0.56%	09/30/10	25,000	24,988,722

Banque et Caisse d’Epargne de l’Etat	0.46%	10/28/10	40,000	39,970,867

Commonwealth Bank of Australia(c)	0.37%	09/29/10	50,000	49,985,611

Svenska Handelsbanken, Inc.	0.49%	09/10/10	90,200	90,188,951

Svenska Handelsbanken, Inc.	0.39%	10/14/10	50,000	49,976,708

				344,683,136

Total Commercial Paper (Cost $1,858,819,377)				1,858,819,377

Certificates of Deposit–28.71%
Bank of Nova Scotia(d)	0.30%	12/06/10	50,000	50,000,000

Bank of Nova Scotia(d)	0.37%	12/06/10	50,000	50,000,000

BNP Paribas(d)	0.54%	12/07/10	100,000	100,000,000

Caisse de Depots et Consignation (United Kingdom)(b)	0.38%	11/12/10	75,000	74,942,308

Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	50,000	50,000,000

Credit Agricole Corporate & Investment Bank	0.68%	09/16/10	50,000	50,000,000

Deutsche Bank AG	0.45%	09/30/10	100,000	100,000,000

Lloyds TSB Bank PLC	0.39%	09/20/10	50,000	50,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.50%	09/07/10	75,000	75,000,000

Nordea Bank Finland PLC	0.51%	09/07/10	125,000	125,000,000

Rabobank Nederland	0.63%	12/06/10	50,000	50,000,000

Rabobank Nederland(d)	0.30%	12/14/10	50,000	50,000,000

Rabobank Nederland(d)	0.44%	08/08/11	50,000	50,000,000

Royal Bank of Canada(d)	0.30%	11/04/10	47,000	47,000,000

Royal Bank of Scotland PLC	0.32%	10/01/10	80,000	80,000,000

Toronto-Dominion Bank(d)	0.29%	12/09/10	50,000	50,000,000

Westpac Banking Corp.(d)	0.28%	10/14/10	75,000	75,000,000

Total Certificates of Deposit (Cost $1,126,942,308)				1,126,942,308

Variable Rate Demand Notes–5.28%(d)(e)(f)
Credit Enhanced–5.28%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)	0.29%	10/01/33	7,355	7,355,000

Connecticut (State of) Health & Educational Facilities Authority (Jerome Home Issue); Series 2007 D, VRD RB (LOC–Bank of America, N.A.)	0.31%	07/01/36	6,100	6,100,000

Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(b)	0.29%	09/01/14	11,000	11,000,000

Illinois (State of) Development Finance Authority (Rosecrance Inc.); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	10/01/24	3,770	3,770,000

Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/01/28	12,885	12,885,000

Illinois (State of) Finance Authority (Provena Health);
Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/15/44	10,000	10,000,000

Series 2009 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/15/44	12,500	12,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois (State of) Health Facilities Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	08/01/15	$18,050	$18,050,000

Indiana (State of) Development Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	02/01/24	3,000	3,000,000

Indiana (State of) Educational Facilities Authority (Marian College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	04/01/24	3,285	3,285,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 1997 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	07/01/27	8,000	8,000,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 A, VRD MFH RB (LOC–Bank of America, N.A.)	0.34%	09/01/39	3,950	3,950,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)	0.30%	04/01/33	3,000	3,000,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England Health System); Series 2008 A, VRD Health Financing RB (LOC–JPMorgan Chase Bank, N.A.)	0.31%	09/01/32	4,785	4,785,000

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)	0.31%	09/01/37	19,010	19,010,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.31%	12/01/28	26,990	26,990,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	01/15/22	9,500	9,500,000

Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)	0.29%	07/01/38	3,100	3,100,000

Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	05/01/39	3,935	3,935,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)	0.28%	04/01/35	20,000	20,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)	0.30%	02/01/39	4,055	4,055,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)	0.26%	06/01/39	13,000	13,000,000

Total Variable Rate Demand Notes (Cost $207,270,000)				207,270,000

Medium-Term Notes–1.88%(d)
JPMorgan Chase & Co., Sr. Unsec. Global MTN	0.86%	09/24/10	30,000	30,006,233

Royal Bank of Canada, Sr. Unsec. MTN	0.79%	09/28/10	43,800	43,814,346

Total Medium-Term Notes (Cost $73,820,579)				73,820,579

Call Deposits–1.27%
Alliance & Leicester PLC(b)(d)(g) (Cost $50,000,000)	0.30%	—	50,000	50,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.50% (Cost $3,316,852,264)				3,316,852,264

			Repurchase
			Amount
Repurchase Agreements–15.44%(h)
BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	12,236,101	12,236,019

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $592,006,742 (collateralized by U.S. Government sponsored agency, U.S. Treasury & Corporate obligations valued at $605,729,795; 0%-6.22%, 11/15/19-04/16/40)(b)	0.41%	09/01/10	100,001,139	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	$200,001,389	$200,000,000

RBC Capital Markets Corp., Joint agreement dated 08/31/10, aggregate maturing value $250,001,736 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 4.50%-5.00%, 08/20/40-09/01/40)	0.25%	09/01/10	98,600,685	98,600,000

Wells Fargo Securities, LLC, Joint agreement dated 08/31/10, aggregate maturing value $700,006,417 (collateralized by Corporate obligations valued at $735,000,000; 0%-7.13%, 03/15/11-02/10/51)	0.33%	09/01/10	195,001,788	195,000,000

Total Repurchase Agreements (Cost $605,836,019)				605,836,019

TOTAL INVESTMENTS(i)(j)–99.94% (Cost $3,922,688,283)				3,922,688,283

OTHER ASSETS LESS LIABILITIES–0.06%				2,342,001

NET ASSETS–100.00%				$3,925,030,284

Investment Abbreviations:

CEP	– Credit Enhancement Provider
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
MTN	– Medium-Term Notes
RB	– Revenue Bonds
Ref	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 21.8%; Australia: 5.6%; Netherlands: 5.5%; other countries less than 5% each: 13.8%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $1,593,698,949, which represented 40.60% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	6.4%

Wells Fargo Bank, N.A.	5.2

BNP Paribas	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2010

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.07%
Federal Farm Credit Bank (FFCB)–2.56%(a)
Unsec. Bonds	0.22%	09/01/10	$16,000	$16,000,000

Unsec. Bonds	0.22%	04/14/11	15,000	14,998,121

				30,998,121

Federal Home Loan Bank (FHLB)–14.63%
Unsec. Bonds	0.43%	10/05/10	10,000	10,001,290

Unsec. Bonds(a)	0.30%	10/22/10	15,000	14,997,740

Unsec. Bonds(a)	0.69%	11/08/10	15,000	15,013,738

Unsec. Bonds(a)	0.18%	11/18/10	12,500	12,498,990

Unsec. Bonds(a)	0.19%	05/16/11	25,000	24,998,206

Unsec. Bonds(a)	0.25%	05/25/11	10,000	10,000,000

Unsec. Bonds(a)	0.30%	09/13/11	20,000	20,000,000

Unsec. Disc. Notes(b)	0.29%	11/05/10	5,000	4,997,427

Unsec. Disc. Notes(b)	0.29%	11/19/10	15,000	14,990,454

Unsec. Disc. Notes(b)	0.24%	01/05/11	15,000	14,987,137

Unsec. Global Bonds	0.50%	10/19/10	10,000	9,999,927

Unsec. Global Bonds(a)	0.22%	12/03/10	15,000	14,996,895

Unsec. Global Bonds(a)	0.25%	06/21/11	10,000	9,998,395

				177,480,199

Federal Home Loan Mortgage Corp. (FHLMC)–22.60%
Unsec. Disc. Notes(b)	0.20%	10/06/10	30,175	30,169,133

Unsec. Disc. Notes(b)	0.17%	10/18/10	15,400	15,396,582

Unsec. Disc. Notes(b)	0.19%	10/18/10	19,914	19,909,060

Unsec. Disc. Notes(b)	0.20%	12/01/10	25,000	24,987,361

Unsec. Disc. Notes(b)	0.20%	01/11/11	30,000	29,978,000

Unsec. Disc. Notes(b)	0.31%	01/11/11	7,881	7,872,042

Unsec. Disc. Notes(b)	0.22%	01/18/11	10,000	9,991,506

Unsec. Disc. Notes(b)	0.24%	02/07/11	10,000	9,989,621

Unsec. Disc. Notes(b)	0.20%	02/14/11	25,000	24,976,368

Unsec. Disc. Notes(b)	0.20%	02/22/11	10,323	10,313,021

Unsec. Disc. Notes(b)	0.22%	04/05/11	10,000	9,986,800

Unsec. Disc. Notes(b)	0.41%	05/03/11	8,200	8,177,213

Unsec. Disc. Notes(b)	0.25%	05/17/11	10,000	9,982,084

Unsec. Global Notes(a)	0.35%	05/04/11	17,065	17,062,707

Unsec. MTN(a)	0.61%	03/09/11	8,614	8,619,900

Unsec. MTN(a)	0.36%	08/05/11	9,910	9,910,314

Series M006, Class A, Taxable Multi-Family VRD Ctfs.(a)(c)	0.29%	10/15/45	26,875	26,875,220

				274,196,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal National Mortgage Association (FNMA)–13.04%(b)
Unsec. Disc. Notes	0.31%	10/01/10	$10,000	$9,997,417

Unsec. Disc. Notes	0.26%	10/06/10	15,000	14,996,135

Unsec. Disc. Notes	0.20%	11/01/10	25,000	24,991,528

Unsec. Disc. Notes	0.30%	11/15/10	7,500	7,495,313

Unsec. Disc. Notes	0.42%	12/01/10	10,000	9,989,282

Unsec. Disc. Notes	0.43%	12/01/10	13,000	12,985,870

Unsec. Disc. Notes	0.35%	01/03/11	10,000	9,987,944

Unsec. Disc. Notes	0.22%	01/12/11	11,520	11,510,424

Unsec. Disc. Notes	0.36%	01/18/11	5,000	4,993,050

Unsec. Disc. Notes	0.21%	02/09/11	25,000	24,976,521

Unsec. Disc. Notes	0.20%	02/16/11	16,250	16,234,833

Unsec. Disc. Notes	0.31%	04/01/11	10,000	9,981,744

				158,140,061

Overseas Private Investment Corp. (OPIC)–0.24%(a)(c)
Gtd. VRD COP Bonds	0.22%	03/15/19	2,917	2,916,667

Total U.S. Government Sponsored Agency Securities (Cost $643,731,980)				643,731,980

U.S. Treasury Bills–2.89%(b)
U.S. Treasury Bills	0.20%	10/07/10	5,000	4,998,975

U.S. Treasury Bills	0.16%	11/18/10	25,000	24,991,198

U.S. Treasury Bills	0.32%	01/13/11	5,000	4,993,998

Total U.S. Treasury Bills (Cost $34,984,171)				34,984,171

TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.96% (Cost $678,716,151)				678,716,151

			Repurchase
			Amount
Repurchase Agreements–45.69%(d)
Barclays Capital Inc., Joint agreement dated 08/31/10, aggregate maturing value $770,964,948 (collateralized by a U.S. Government sponsored agency obligations valued at $786,380,105; 6.63%, 11/15/30)	0.25%	09/01/10	100,000,694	100,000,000

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $1,000,006,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,033; 0%-1.13%, 06/30/11-08/31/11)	0.24%	09/01/10	29,231,510	$29,231,315

BNP Paribas Securities Corp., Joint agreement dated 08/31/10, aggregate maturing value $750,005,208 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,871; 0%-6.21%, 10/13/10-11/16/39)	0.25%	09/01/10	60,000,416	60,000,000

BNP Paribas Securities Corp., Term joint agreement dated 08/11/10, aggregate maturing value $400,140,000 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,741; 0%-9.65%, 09/02/10-09/15/39)(e)	0.20%	10/14/10	50,017,500	50,000,000

Deutsche Bank Securities Inc., Term joint agreement dated 08/10/10, aggregate maturing value $575,217,861 (collateralized by U.S. Government sponsored agency obligations valued at $586,500,065; 0%-8.10%, 09/01/10-04/01/56)(e)	0.22%	10/12/10	75,028,417	75,000,000

Goldman, Sachs & Co., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,973; 0%-6.00%, 09/03/10-02/22/40)	0.24%	09/01/10	60,000,400	60,000,000

HSBC Securities (USA) Inc., Joint agreement dated 08/31/10, aggregate maturing value $250,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $255,004,792; 0%-10.70%, 09/26/10-04/15/30)	0.24%	09/01/10	60,000,400	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

RBS Securities Inc., Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,001,438; 0%-9.38%, 11/29/10-09/15/39)	0.25%	09/01/10	$60,000,417	$60,000,000

Societe Generale, Joint agreement dated 08/31/10, aggregate maturing value $500,003,472 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,267; 0.57%-6.63%, 12/29/10-04/18/36)	0.25%	09/01/10	60,000,417	60,000,000

Total Repurchase Agreements (Cost $554,231,315)				554,231,315

TOTAL INVESTMENTS(f)–101.65% (Cost $1,232,947,466)				1,232,947,466

OTHER ASSETS LESS LIABILITIES–(1.65)%				(19,981,396)

NET ASSETS–100.00%				$1,212,966,070

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
MTN	– Medium-Term Notes
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2010

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.27%
Alabama–1.34%
Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.39%	10/01/32	$3,783	$3,783,000

Geneva (County of) Industrial Development Board (Brooks AG Co., Inc.); Series 2002, VRD RB (CEP–FHLB of Atlanta)(a)(b)	0.50%	03/01/14	1,490	1,490,000

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(c)	0.45%	07/01/15	2,605	2,605,000

				7,878,000

Alaska–0.29%
Fairbanks North Star (Borough of); Series 2010 N, Ref. Unlimited Tax GO	2.00%	11/01/10	600	601,484

University of Alaska; Series 2009 P, Ref. General RB	2.00%	10/01/10	1,125	1,126,587

				1,728,071

Arizona–1.87%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.30%	06/15/31	2,685	2,685,000

Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.30%	04/15/30	8,265	8,265,000

				10,950,000

Colorado–7.65%
Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP–FHLMC)(a)(d)	0.27%	01/15/14	6,350	6,350,000

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	02/01/31	2,555	2,555,000

Boulder (County of) (YMCA of Boulder Valley); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	02/01/31	1,495	1,495,000

Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/34	1,275	1,275,000

Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	06/01/30	2,985	2,985,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	04/01/24	1,200	1,200,000

Denver (City & County of) Board of Water Commissioners; Series 1999, Ref. Unlimited Tax Water GO	6.00%	10/01/10	250	251,115

Denver (City & County of) Gateway Regional Metropolitan District; Series 2008, Ref. Limited Tax Improvement VRD GO (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	12/01/37	645	645,000

Douglas (County of); Series 2010, Road Improvement Sales & Use Tax RB	3.00%	10/15/10	905	907,764

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(c)(e)	0.31%	12/01/30	17,855	17,855,000

Water Valley Metropolitan District No. 2; Series 2005, VRD Unlimited Tax GO (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	12/01/24	800	800,000

				44,818,879

Delaware–0.57%
Kent (County of) (The Charter School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/22	3,320	3,320,000

District of Columbia–0.56%
District of Columbia (The Field School, Inc.); Series 2001 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.39%	07/01/31	3,270	3,270,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–1.96%
Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(c)	0.50%	10/01/16	$300	$300,000

Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.31%	07/01/31	700	700,000

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/21	1,340	1,340,000

Orange (County of) Industrial Development Authority (Trinity Preparatory School of Florida, Inc.); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/25	800	800,000

Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(a)(b)(d)	0.35%	12/01/32	5,095	5,095,000

Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/15	3,260	3,260,000

				11,495,000

Georgia–6.32%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.35%	01/01/29	1,400	1,400,000

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	08/01/21	1,005	1,005,000

DeKalb (County of) Development Authority (Catholic School Properties, Inc.); Series 1999, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)(d)	0.39%	04/01/24	3,090	3,090,000

East Point (City of) Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)(a)(b)	0.35%	07/01/37	12,200	12,200,000

Fayette (County of) Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	04/01/28	2,640	2,640,000

Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	01/01/20	2,125	2,125,000

Gainesville & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.46%	08/01/27	1,000	1,000,000

Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.46%	05/01/24	1,100	1,100,000

Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	12/01/18	900	900,000

Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.50%	09/01/19	1,500	1,500,000

Richmond (County of) Development Authority (MCG Health, Inc.); Series 2008 A, VRD RB (LOC–UBS AG)(a)(c)(e)	0.24%	07/01/37	1,175	1,175,000

Richmond (County of) Development Authority (St. Mary on the Hill Catholic School and Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	09/01/20	4,000	4,000,000

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/27	1,460	1,460,000

Tallapoosa (City of) Development Authority (United States Can Co.); Series 1994, Ref. VRD IDR (LOC–Deutsche Bank AG)(a)(c)(e)	0.60%	02/01/15	2,000	2,000,000

Winder (City of) & Barrow (County of) Industrial Building Authority (Bankhead Highway Investments, LLC); Series 2002 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%	11/01/22	1,400	1,400,000

				36,995,000

Hawaii–0.51%
Honolulu (City & County of); Series 2010 A, General Obligation Commercial Paper Notes	0.26%	10/04/10	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–13.20%
Arcola (City of) (Herff Jones, Inc.); Series 1994, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(c)(d)	0.50%	06/01/19	$3,500	$3,500,000

Aurora (City of) Kane, DuPage, Will & Kendall (Counties of) (Aurora University); Series 2004, VRD Economic Development RB (LOC–Harris N.A.)(a)(c)(e)	0.31%	03/01/35	7,450	7,450,000

Aurora (City of) Kane, Illinois DuPage, Will & Kendall (Counties of) (Diamond Envelope Corp.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.45%	12/01/21	4,790	4,790,000

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–Harris N.A.)(a)(b)(c)(d)(e)	0.48%	03/01/33	2,900	2,900,000

Chicago (City of) (P.S. Greetings, Inc.); Series 1999, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.32%	05/01/24	1,300	1,300,000

Du Page, Cook & Will (Counties of) Community College District No. 502; Series 2009 C, Ref. Unlimited Tax GO	3.00%	12/01/10	2,085	2,098,917

East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.90%	06/01/27	1,100	1,100,000

Illinois (State of) Development Finance Authority (Chinese American Service League); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.50%	08/01/24	3,500	3,500,000

Illinois (State of) Development Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	02/01/21	2,080	2,080,000

Illinois (State of) Educational Facilities Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(a)(c)	0.32%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2008 A-1, RB(a)	0.37%	11/01/30	1,000	1,000,000

Series 2008 A-2, RB(a)	0.35%	11/01/30	1,500	1,500,000

Illinois (State of) Finance Authority (Andre’s Imaging and Graphics, Inc.); Series 2007, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.45%	07/01/27	200	200,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(a)(c)(e)	0.30%	02/01/42	10,500	10,500,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.39%	05/01/14	250	250,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.31%	07/01/35	5,000	5,000,000

Illinois (State of) Finance Authority (Northwestern University); Series 2008 B, RB	0.32%	03/01/11	3,100	3,100,000

Illinois (State of) Finance Authority (St. Xavier University); Series 2006, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.45%	10/01/40	3,030	3,030,000

Illinois (State of) Health Facilities Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(a)(c)	0.30%	01/01/16	14,700	14,700,000

Illinois (State of) Health Facilities Authority (The Cradle Society); Series 1998, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	04/01/33	3,000	3,000,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.36%	05/01/42	2,590	2,590,000

Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–Harris N.A.)(a)(b)(c)(e)	0.53%	04/01/22	1,625	1,625,000

				77,313,917

Indiana–2.94%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.70%	12/01/23	1,090	1,090,000

Franklin (County of) (Sisters of St. Francis of Oldenburg, Inc.); Series 1998, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	12/01/18	900	900,000

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(c)	0.39%	08/01/37	4,850	4,850,000

Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	02/01/25	2,195	2,195,000

Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)(e)	0.53%	03/01/22	1,740	1,740,000

Kokomo (City of) (Village Community Partners IV, L.P.); Series 1995, VRD Economic Development RB (CEP–FHLB of Indianapolis)(a)(b)	0.61%	06/01/30	2,140	2,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)	Value

Indiana–(continued)

La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–Harris N.A.)(a)(b)(c)(e)	0.53%		11/01/18	$2,130	$2,130,000

University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%		10/01/19	2,150	2,150,000

					17,195,000

Iowa–0.29%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.45%		06/01/28	1,200	1,200,000

Sac (County of) (EVAPCO, Inc.); Series 2000, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		07/01/16	500	500,000

					1,700,000

Kansas–1.01%
Shawnee (City of) (Simmons Co.); Series 1996, VRD Private Activity RB (LOC–Deutsche Bank AG)(a)(b)(c)(d)	0.46	%(e)	12/01/16	1,090	1,090,000

Wichita (City of);
Series 2010-238, Renewal & Improvement Unlimited Tax GO Temporary Notes	0.50%		08/18/11	1,800	1,801,718

Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%		09/15/11	3,000	3,001,410

					5,893,128

Kentucky–3.43%
Kentucky (State of) Rural Economic Development Authority (P.B. & S. Chemical Co., Inc.); Series 1990, RB (LOC–Bank of America, N.A.)(b)(c)(d)	0.46%		09/01/10	100	100,000

Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%		06/01/30	20,000	20,000,000

					20,100,000

Louisiana–0.34%
Calcasieu Parish Public Trust Authority (WPT Corp.); Series 1997, VRD Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.40%		12/01/27	2,000	2,000,000

Maine–0.14%
Gorham (Town of) (Pettingill Group, LLC) Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		04/01/24	800	800,000

Maryland–1.10%
Baltimore (County of) (Republic Services, Inc.); Series 2000, VRD Economic Development RB (LOC–Bank of America, N.A.)(a)(b)(c)	0.45%		09/01/20	1,180	1,180,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%		07/01/33	5,265	5,265,000

					6,445,000

Massachusetts–2.12%
Massachusetts (State of) Development Finance Agency (Hi-Tech Mold & Tool, Inc.); Series 1998, VRD IDR (LOC–TD Bank, N.A.)(a)(b)(c)(e)	0.50%		06/01/18	975	975,000

Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)	0.50%		05/01/16	1,470	1,470,000

Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(c)(e)	0.30%		10/01/10	10,000	10,000,000

					12,445,000

Michigan–1.02%
Grand Rapids (City of) Economic Development Corp. (Amway Hotel Corp.); Series 1991 A, Ref. VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.74%		08/01/17	705	705,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (CEP–FHLB of Indianapolis)(a)(b)	0.72%	07/01/32	$250	$250,000

Michigan (State of) Strategic Fund (Camac, LLC); Series 1998, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)	0.90%	08/01/28	200	200,000

Michigan (State of) Strategic Fund (The Roeper School); Series 2002, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.50%	05/01/32	2,915	2,915,000

Saline (City of) Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	11/01/25	1,900	1,900,000

				5,970,000

Minnesota–3.57%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.32%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Waterford Commons); Series 2008 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.36%	06/01/43	6,000	6,000,000

Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.29%	10/01/23	725	725,000

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2009, COP	2.00%	09/10/10	2,250	2,250,826

Series 2009 B, COP	2.00%	09/10/10	4,000	4,001,670

Series 2010 A, COP	2.00%	09/10/10	2,350	2,350,997

Series 2010 B, COP	2.00%	09/01/11	2,000	2,032,880

St. Paul (City of) Port Authority; Series 2009-8 R, VRD District Heating RB (LOC–Deutsche Bank AG)(a)(b)(c)(e)	0.30%	12/01/28	700	700,000

Stearns (County of) Series 2010 C, Ref. Capital Improvement Unlimited Tax GO	2.00%	12/01/10	225	225,919

				20,887,292

Mississippi–1.09%
Mississippi (State of) Business Finance Corp. (YMCA of Memphis & the Mid-South); Series 2007, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/27	5,890	5,890,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO (LOC–Bank of America, N.A.)(a)(c)	0.50%	10/01/17	500	500,000

				6,390,000

Missouri–1.63%
Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(c)	0.36%	11/01/18	2,070	2,070,000

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.32%	07/01/24	2,470	2,470,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of Des Moines)(a)	0.39%	12/01/19	3,230	3,230,000

Wright City (City of) (Watlow Process Systems); Series 2002, VRD IRD (LOC–Bank of America, N.A.)(a)(b)(c)	0.46%	04/01/32	1,800	1,800,000

				9,570,000

Nebraska–0.85%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(c)	0.25%	08/15/32	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–0.15%
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(b)	0.35%	10/01/37	$900	$900,000

New Hampshire–2.16%
New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)(e)	0.29%	10/01/36	10,135	10,135,000

New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(c)	0.39%	06/01/28	700	700,000

New Hampshire (State of) Business Finance Authority (Keeney Manufacturing Co., Inc.); Series 1999, VRD IDR (LOC–Banco Santander S.A.)(a)(b)(c)(d)	0.54%	11/01/19	1,800	1,800,000

				12,635,000

New Jersey–0.23%
New Jersey (State of) Economic Development Authority (Institute of Electrical & Electronics Engineers, Inc.); Series 2001 B, VRD Economic Development RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.34%	04/01/14	1,335	1,335,000

New Mexico–0.54%
Albuquerque (City of) (CVI Laser Corp.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	06/01/18	300	300,000

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	2,800	2,839,232

				3,139,232

New York–1.07%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%	10/01/32	6,250	6,250,000

North Carolina–4.28%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	07/01/21	550	550,000

Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/23	3,330	3,330,000

Mecklenburg (County of) Industrial Facilities & Pollution Control Financing Authority (Southern Steel Co., LLC); Series 2002, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	03/02/15	2,350	2,350,000

North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh, Inc.); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/17	1,495	1,495,000

North Carolina (State of) Capital Facilities Finance Agency (The YMCA of Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.31%	04/01/29	6,200	6,200,000

North Carolina (State of) Educational Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	06/01/18	1,600	1,600,000

North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/19	2,155	2,155,000

North Carolina (State of) Housing Finance Agency (Appalachian Student Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/31	1,495	1,495,000

North Carolina (State of) Medical Care Commission (The McDowell Hospital, Inc.); Series 1999, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	05/15/16	1,440	1,440,000

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(c)	0.38%	08/01/20	2,650	2,650,000

Winston-Salem (City of) (Northeast Winston Ventures LP); Series 1997 A, VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	11/01/27	1,790	1,790,000

				25,055,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Dakota–0.45%
Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(c)	0.42%	12/01/14	$2,655	$2,655,000

Ohio–1.74%
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC–PNC Bank, N.A.)(a)(c)	0.63%	11/15/19	320	320,000

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (CEP–FHLB of Indianapolis)(a)(b)(d)	0.40%	01/01/34	465	465,000

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.29%	06/01/23	7,060	7,060,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.27%	11/01/30	350	350,000

Princeton (City of) Hamilton, Butler & Warren (Counties of) School District; Series 2010, School Improvement Unlimited Tax GO BAN	2.00%	11/24/10	2,000	2,007,337

				10,202,337

Oregon–0.55%
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.42%	07/01/27	2,025	2,025,000

Portland (City of) Housing Authority (New Market West Project); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	04/01/34	1,180	1,180,000

				3,205,000

Pennsylvania–13.32%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	06/01/19	650	650,000

Chester (County of) Health & Education Facilities Authority (Simpson Meadows); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/30	2,545	2,545,000

Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.26%	07/01/31	23,250	23,250,000

Cumberland (County of) Municipal Authority (LSN/TLS Obligated Group); Series 2003 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	01/01/33	4,140	4,140,000

Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.37%	03/01/30	36,400	36,400,000

Lebanon (County of) Health Facilities Authority (United Church of Christ Homes, Inc.); Series 1997, VRD Health Center RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	12/01/22	315	315,000

Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	12/01/25	600	600,000

Pennsylvania (State of) Economic Development Financing Authority (Kovatch Mobile Equipment Corp.); Series 2009 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.32%	12/01/12	1,500	1,500,000

Pennsylvania (State of) Economic Development Financing Authority (Laurel Highlands Foundation, Inc.); Series 2007 C-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	08/01/22	675	675,000

Pennsylvania (State of) Economic Development Financing Authority (Mainstay Life Services); Series 2001 B, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	04/01/18	400	400,000

Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.46%	04/01/17	450	450,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program–Indiana Regional Medical Center); Series 2006 A-2, RB (LOC–PNC Bank, N.A.)(c)	0.32%	06/01/11	725	725,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–Plymouth Meeting Friends School); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	08/01/26	200	200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program–The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	12/01/26	$550	$550,000

Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.46%	12/01/26	625	625,000

Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.34%	12/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (The Herr Group); Series 2000 H-7, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(c)	0.46%	12/01/21	500	500,000

Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	08/01/26	350	350,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program–Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(c)	0.37%	11/01/18	900	900,000

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(c)	0.40%	12/01/14	1,900	1,900,000

Philadelphia (City of) Redevelopment Authority (The Presbyterian Home at 58th Street); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	07/01/28	335	335,000

				78,010,000

Rhode Island–0.19%
East Greenwich (Town of); Series 2010, Unlimited Tax GO BAN	1.50%	02/16/11	1,100	1,105,748

South Carolina–3.67%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Morris College); Series 1997, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.50%	07/01/17	2,400	2,400,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.29%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs–Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC–Bank of America, N.A.)(a)(c)(d)	0.45%	09/01/18	4,300	4,300,000

South Carolina (State of) Jobs–Economic Development Authority (Medical Society of South Carolina); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/32	500	500,000

South Carolina (State of) Jobs–Economic Development Authority (Pharmaceutical Associates, Inc.); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	12/01/13	1,350	1,350,000

Union (City of) Hospital District; Series 2000, VRD Healthcare RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	09/01/20	5,460	5,460,000

				21,475,000

Tennessee–0.53%
Jackson (City of) Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.29%	05/15/31	1,375	1,375,000

Jackson (City of) Health, Educational & Housing Facility Board (Union University); Series 2000, VRD RB (CEP–FHLB of Cincinnati)(a)	0.50%	04/01/15	755	755,000

Marion (County of) Industrial & Environmental Development Board (Valmont Industries, Inc.); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.46%	06/01/25	1,000	1,000,000

				3,130,000

Texas–8.23%
Austin (City of); Series 2009, Limited Tax GO Ctfs.	2.50%	09/01/10	565	565,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Bexar (County of);
Series 2010, Limited Tax GO	3.00%	06/15/11	$400	$408,315

Series 2010, Ref. Limited Tax GO	2.00%	06/15/11	1,620	1,640,285

Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	860	877,878

Crawford (City of) Education Facilities Corp. (Central Houston Parking LLC–University Parking System); Series 2004 A, Ref. VRD RB (LOC–BNP Paribas)(a)(c)(e)	0.73%	05/01/35	4,800	4,800,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.30%	02/15/42	1,435	1,435,000

Harris (County of);
Series 2010, Unlimited TAN	1.50%	02/28/11	4,700	4,726,807

Series 2010, Unlimited TAN	2.00%	02/28/11	5,000	5,040,833

Hockley (County of) Industrial Development Corp. (BP PLC);
Series 1983, PCR(a)(e)	0.45%	09/01/10	7,000	7,000,000

Series 1985, PCR(a)(e)	0.40%	11/01/19	1,700	1,700,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(c)	1.22%	03/01/33	4,700	4,700,000

Houston (City of); Series 2009 H-2, General Obligation Commercial Paper Notes	0.30%	12/02/10	3,300	3,300,000

Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.33%	02/15/28	2,900	2,900,000

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(a)(b)(d)	0.39%	09/15/36	4,925	4,925,000

Texas (State of) Independent School District (Dallas); Series 2010, Ref. Unlimited Tax Bonds	1.25%	02/15/11	810	813,480

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	3,300	3,354,363

				48,186,961

Utah–0.11%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(c)	0.39%	08/01/28	655	655,000

Vermont–0.28%
Vermont (State of) Educational & Health Buildings Financing Agency (The Brattleboro Retreat); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(c)(e)	0.39%	01/01/22	1,615	1,615,000

Virginia–2.36%
Alexandria (City of) Industrial Development Authority; Series 1996 A, VRD Pooled Loan RB (LOC–Bank of America, N.A.)(a)(c)	0.35%	07/01/26	6,905	6,905,000

King George (County of) Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(c)(d)	0.35%	09/01/21	2,500	2,500,000

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/30	3,000	3,000,000

Norfolk (City of) Redevelopment & Housing Authority (Meredith Realty Ghent Properties, LLC); Series 2000, Ref. VRD MFH RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	01/01/21	1,395	1,395,000

				13,800,000

Washington–4.01%
King (County of); Series 2010, Limited Tax GO BAN	2.00%	06/15/11	7,500	7,594,818

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.42%	11/01/23	1,000	1,000,000

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD Industrial RB (LOC–Bank of America, N.A.)(a)(b)(c)(d)	0.50%	07/01/21	855	855,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–(continued)

Seattle (City of) Housing Authority (Foss Home); Series 1994, VRD Low-Income Housing Assistance RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.32%	12/01/24	$5,480	$5,480,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	11/01/32	805	805,000

Washington (State of) Housing Finance Commission (Holly Village Seniors, LP); Series 1999 A, VRD MFH RB (CEP–FNMA)(a)(b)	0.34%	07/15/32	6,600	6,600,000

Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.42%	12/01/15	250	250,000

Washington (State of) Housing Finance Commission (Lutheran Community Services Northwest); Series 2005, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(c)	0.39%	10/01/32	920	920,000

				23,504,818

West Virginia–0.16%
Keyser (City of) (Keyser Associates); Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(c)(d)	0.37%	07/01/14	300	300,000

West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2000 A, Hospital RB(f)(g)	6.75%	09/01/10	605	611,050

				911,050

Wisconsin–2.44%
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(c)	0.50%	09/01/19	4,500	4,500,000

Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (CEP–FHLB of Chicago)(a)	0.30%	12/01/36	6,745	6,745,000

Racine (City & County of); Series 2010, Ref. GO & Anticipation Notes	1.75%	12/17/10	1,775	1,781,694

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(c)	0.50%	06/01/25	125	125,000

Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(c)	0.60%	07/01/35	1,110	1,110,000

				14,261,694

TOTAL INVESTMENTS(h)(i)–100.27% (Cost $587,196,127)				587,196,127

OTHER ASSETS LESS LIABILITIES–(0.27)%				(1,610,341)

NET ASSETS–100.00%				$585,585,786

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2010.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2010 was $49,955,000, which represented 8.53% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 8.4%; other countries less than 5% each: 6.7%.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Wells Fargo Bank, N.A.	22.5%

JPMorgan Chase Bank, N.A.	9.1

U.S. Bank, N.A.	8.9

Bank of America, N.A.	8.4

PNC Bank, N.A.	7.2

Federal National Mortgage Association	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2010

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$3,316,852,264	$678,716,151	$587,196,127

Repurchase agreements, at value and cost	605,836,019	554,231,315	—

Total investments, at value and cost	3,922,688,283	1,232,947,466	587,196,127

Cash	—	—	887,096

Receivables for:
Investments sold	1,670,000	—	2,100,000

Fund shares sold	19,281	3,045	844

Interest	1,577,064	115,712	483,641

Fund expenses absorbed	—	19,736	—

Investment for trustee deferred compensation and retirement plans	—	6,286	—

Other assets	3,890	8	—

Total assets	3,925,958,518	1,233,092,253	590,667,708

Liabilities:
Payables for:
Investments purchased	—	20,000,000	5,034,290

Fund shares reacquired	386,597	70,669	67

Dividends	541,637	48,483	46,993

Accrued fees to affiliates	—	—	295

Accrued interest expense			277

Trustee deferred compensation and retirement plans	—	7,031	—

Total liabilities	928,234	20,126,183	5,081,922

Net assets applicable to shares outstanding	$3,925,030,284	$1,212,966,070	$585,585,786

Net assets consist of:
Shares of beneficial interest	$3,924,925,617	$1,212,891,213	$585,612,432

Undistributed net investment income	100,052	74,857	444

Undistributed net realized gain (loss)	4,615	—	(27,090)

	$3,925,030,284	$1,212,966,070	$585,585,786

Net Assets:
Investor Class	$80,160,417	$26,519,898	$16,919,605

Institutional Class	$3,844,869,867	$1,186,446,172	$568,666,181

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	80,152,372	26,518,260	16,920,819

Institutional Class	3,844,775,780	1,186,401,354	568,692,057

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2010

		Premier U.S.	Premier
	Premier	Government Money	Tax-Exempt
	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$12,318,833	$3,363,771	$1,816,039

Expenses:
Advisory fees	9,381,237	3,243,168	1,141,163

Treasury Guarantee Program Fee	64,076	—	3,997

Total expenses	9,445,313	3,243,168	1,145,160

Less: Fees waived	(1,126,311)	(560,820)	—

Net expenses	8,319,002	2,682,348	1,145,160

Net investment income	3,999,831	681,423	670,879

Net realized gain (loss) from Investment securities	4,615	10,373	(27,015)

Net increase in net assets resulting from operations	$4,004,446	$691,796	$643,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2010 and 2009

			Premier U.S. Portfolio		Premier Tax-Exempt
	Premier Portfolio		Government Money		Portfolio
	2010	2009	2010	2009	2010	2009

Operations:
Net investment income	$3,999,831	$42,061,327	$681,423	$7,764,542	$670,879	$3,293,329

Net realized gain (loss)	4,615	46,190	10,373	48,892	(27,015)	10

Net increase in net assets resulting from operations	4,004,446	42,107,517	691,796	7,813,434	643,864	3,293,339

Distributions to shareholders from net Investment income:
Investor Class	(83,811)	(1,173,025)	(14,412)	(273,113)	(33,216)	(294,166)

Institutional Class	(3,916,020)	(40,888,302)	(667,013)	(7,491,429)	(637,663)	(2,999,163)

Total distributions from net investment income	(3,999,831)	(42,061,327)	(681,425)	(7,764,542)	(670,879)	(3,293,329)

Share transactions–net:
Investor Class	(2,649,714)	(25,819,867)	(4,820,803)	1,872,605	(8,226,455)	707,286

Institutional Class	(129,062,630)	(546,257,104)	(419,234,624)	1,155,205,117	221,672,112	84,938,181

Net increase (decrease) in net assets resulting from share transactions	(131,712,344)	(572,076,971)	(424,055,427)	1,157,077,722	213,445,657	85,645,467

Net increase (decrease) in net assets	(131,707,729)	(572,030,781)	(424,045,056)	1,157,126,614	213,418,642	85,645,477

Net assets:
Beginning of year	4,056,738,013	4,628,768,794	1,637,011,126	479,884,512	372,167,144	286,521,667

End of year*	$3,925,030,284	$4,056,738,013	$1,212,966,070	$1,637,011,126	$585,585,786	$372,167,144

* Includes accumulated undistributed net investment income	$100,052	$53,862	$74,875	$28,451	$444	$444

Notes to Financial Statements

August 31, 2010

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objective of each Fund is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

26        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Treasury Guarantee Program — The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury’s (the “Treasury Department”) Temporary Guarantee Program for Money Market Funds (the “Program”) as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds’ Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009. The Program expired on September 18, 2009.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is

27        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; (3) the cost of participating in the United States Treasury Temporary Guarantee Program; and (4) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees equal to 0.03% and 0.05% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio, respectively. Prior to July 1, 2010, the Adviser had contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of and Premier U.S. Government Money Portfolio.
  For the year ended August 31, 2010, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$1,126,311

Premier U.S. Government Money Portfolio	560,820

Premier Tax-Exempt Portfolio	—

  The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IAIS do not charge the Funds any fees under these agreements.
  The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

28        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Name	Level 1	Level 2	Level 3	Total

Premier Portfolio	$—	$3,922,688,283	$—	$3,922,688,283

Premier U.S. Government Money Portfolio	—	1,232,947,466	—	1,232,947,466

Premier Tax-Exempt Portfolio	—	587,196,127	—	587,196,127

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2010, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Premier Portfolio	$154,139,074	$116,266,968	$—

Premier U.S. Government Money Portfolio	—	—	—

Premier Tax-Exempt Portfolio	1,319,876,577	1,214,636,593	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.
  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2010 and 2009:

	2010	2009
	Ordinary	Ordinary
	Income	Income

Premier Portfolio	$3,999,831	$42,061,327

Premier U.S. Government Money Portfolio	681,425	7,764,542

Premier Tax-Exempt Portfolio	670,879	3,293,329

Tax Components of Net Assets at Period-End:

	Undistributed	Temporary Book/	Capital Loss	Post-October	Shares of	Total
	Ordinary Income	Tax Differences	Carryforward	Capital Loss deferral	Beneficial Interest	Net Assets

Premier Portfolio	$104,667	$—	$—	$—	$3,924,925,617	$3,925,030,284

Premier U.S. Government Money Portfolio	80,967	(6,110)	—	—	1,212,891,213	1,212,966,070

Premier Tax-Exempt Portfolio	444	—	(7)	(27,083)	585,612,432	585,585,786

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

29        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

  The following Fund has a capital loss carryforward as of August 31, 2010, which expires as follows:

Capital Loss Carryforward*
Expiration
2012

Premier Tax-Exempt Portfolio	$(7)

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Reclassification of Permanent Differences

The reclassifications below were primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on August 31, 2010. These reclassifications had no effect on the net assets of each Fund.

		Undistributed Net
	Undistributed Net	Realized
	Investment Income	Gain (Loss)

Premier Portfolio	$46,190	$(46,190)

Premier U.S. Government Money Portfolio	46,408	(46,408)

NOTE 9—Share Information

Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	36,920,906	$36,920,906	47,633,427	$47,633,427

Institutional Class	19,824,243,414	19,824,243,414	24,531,054,932	24,531,054,932

Issued as reinvestment of dividends:
Investor Class	80,677	80,677	1,099,467	1,099,467

Institutional Class	873,512	873,512	16,096,073	16,096,073

Reacquired:
Investor Class	(39,651,297)	(39,651,297)	(74,552,761)	(74,552,761)

Institutional Class	(19,954,179,556)	(19,954,179,556)	(25,093,408,109)	(25,093,408,109)

Net increase (decrease) in share activity	(131,712,344)	$(131,712,344)	(572,076,971)	$(572,076,971)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund and the Fund’s principal underwriter or adviser are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 57% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

30        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	12,031,287	$12,031,287	28,241,195	$28,241,195

Institutional Class	5,403,090,512	5,403,090,512	5,960,891,705	5,960,891,705

Issued as reinvestment of dividends:
Investor Class	14,187	14,187	262,544	262,544

Institutional Class	377,607	377,607	3,642,356	3,642,356

Reacquired:
Investor Class	(16,866,277)	(16,866,277)	(26,631,134)	(26,631,134)

Institutional Class	(5,822,702,743)	(5,822,702,743)	(4,809,328,944)	(4,809,328,944)

Net increase (decrease) in share activity	(424,055,427)	$(424,055,427)	1,157,077,722	$1,157,077,722

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares . The Fund and the Fund’s principal underwriter or adviser are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Years ended August 31,
	2010(a)		2009
	Shares	Amount	Shares	Amount

Sold:
Investor Class	4,283,618	$4,283,618	29,004,073	$29,004,073

Institutional Class	1,858,201,672	1,858,201,672	751,825,717	751,825,717

Issued as reinvestment of dividends:
Investor Class	31,845	31,845	270,951	270,951

Institutional Class	578,734	578,734	3,010,446	3,010,446

Reacquired:
Investor Class	(12,541,918)	(12,541,918)	(28,567,738)	(28,567,738)

Institutional Class	(1,637,108,294)	(1,637,108,294)	(669,897,982)	(669,897,982)

Net increase (decrease) in share activity	213,445,657	$213,445,657	85,645,467	$85,645,467

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund and the Fund’s principal underwriter or adviser are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

										Ratio of		Ratio of
										expenses		expenses
										to average		to average net		Ratio of net
	Net asset			Net gains		Dividends				net assets		assets without		investment
	value,	Net		(losses)	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		on securities	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income		(realized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Premier Portfolio
Year ended 08/31/10	$1.00	$0.00	(b)	$0.00	$0.00	$0.00	$1.00	0.10%	$3,844,870	0.22	%(c)	0.25	%(c)	0.11	%(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Year ended 08/31/08	1.00	0.04		0.00	0.04	(0.04)	1.00	3.80	4,520,142	0.17		0.25		3.62
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	1.00	5.35	3,840,017	0.17		0.25		5.23
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	1.00	4.54	2,556,378	0.17		0.25		4.74
Year ended 08/31/05(d)	1.00	0.01		—	0.01	(0.01)	1.00	1.51	364,108	0.17	(e)	0.25	(e)	2.37	(e)

Premier U.S. Government Money Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.05	1,186,446	0.21	(c)	0.25	(c)	0.05	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Year ended 08/31/08	1.00	0.03		(0.00)	0.03	(0.03)	1.00	3.29	450,419	0.17		0.25		2.60
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	1.00	5.25	10,300	0.17		0.25		5.13
Year ended 08/31/06(d)	1.00	0.01		—	0.01	(0.01)	1.00	0.90	25	0.17	(e)	0.25	(e)	4.34	(e)

Premier Tax-Exempt Portfolio
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	0.00	1.00	0.15	568,666	0.25	(c)	0.25	(c)	0.15	(c)
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09
Year ended 08/31/08	1.00	0.03		0.00	0.03	(0.03)	1.00	2.66	262,081	0.25		0.25		2.48
Year ended 08/31/07	1.00	0.03		—	0.03	(0.03)	1.00	3.53	50,445	0.25		0.25		3.46
Year ended 08/31/06	1.00	0.03		—	0.03	(0.03)	1.00	3.04	7,707	0.25		0.25		2.99
Year ended 08/31/05(d)	1.00	0.01		—	0.01	(0.01)	1.00	1.15	9,422	0.25	(e)	0.25	(e)	1.88	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)	Calculated using average shares outstanding.
(c)	Ratios are based on average daily net assets (000’s omitted) of $3,672,537, $1,267,679 and $436,012 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(d)	Commencement date of February 25, 2005 for Premier Portfolio and Premier Tax-Exempt Portfolio, and June 28, 2006 for Premier U.S. Government Money Portfolio.
(e)	Annualized.

32        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class
Shareholders of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (the three portfolios constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Trust”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 20, 2010
Houston, Texas

33        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2010, through August 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional	(03/01/10)	(08/31/10)[1]	Period[2]	(08/31/10)	Period[2]	Ratio
Premier Portfolio	$1,000.00	$1,000.60	$1.11	$1,024.10	$1.12	0.22%

Premier U.S. Government Money Portfolio	1,000.00	1,000.20	1.01	1,024.20	1.02	0.20

Premier Tax-Exempt Portfolio	1,000.00	1,000.60	1.26	1,023.95	1.28	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2010, through August 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

34        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts
(Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio)

The Board of Trustees (the Board) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the Trust) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of the Trust (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) for Premier Portfolio and Premier Tax-Exempt Portfolio only. During contract renewal meetings held on June 15-16, 2010, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 85% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and, if applicable, the sub-advisory contracts for another year, effective July 1, 2010. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts and the information that is provided and determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under each Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risk of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to all their assigned funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer, which is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board considered the information provided to them as part of the contract renewal process as well as information provided at their meetings throughout the year as part of their ongoing oversight of each Fund, and did not identify any information that was controlling. One Trustee may weigh a particular piece of information differently than another Trustee. The Trustees recognized that the advisory arrangements and resulting advisory fees for each Fund and the other Invesco Funds are the result of years of review and negotiation between the Trustees and Invesco Advisers, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and, if applicable, sub-advisory contracts. Unless otherwise stated, this information is current as of June 16, 2010, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Advisers’ equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers are appropriate and that Invesco Advisers currently is providing satisfactory advisory services in accordance with the terms of each Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with each Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under each Fund’s investment advisory agreement or sub-advisory contracts, as applicable.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Advisers and its affiliates continue to take to improve the quality and efficiency of the services they provide to the Invesco Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board considered Invesco Advisers’ independent credit analysis and investment risk management procedures as they apply to each Fund and the other Invesco Funds. The Board also considered the acquisition by Invesco Ltd. of the retail mutual fund business of Morgan Stanley and how that is expected to affect product line diversification. The Board also considered assurances from Invesco Advisers that it does not expect the acquisition to diminish the quality of services provided to the Invesco Funds and that it plans to increase staffing. The Board concluded that the quality and efficiency of the services Invesco Advisers and its affiliates provide to the Invesco Funds support the Board’s approval of the continuance of each Fund’s investment advisory agreement.

Premier Portfolio and Premier Tax-Exempt Portfolio
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on

35        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund.

B.	Fund Performance

Premier Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Money Market Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier Tax-Exempt Portfolio
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Premier U.S. Government Money Portfolio
The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Advisers, and against the Lipper U.S. Government Money Market Funds Index. The Board noted that the performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

Premier Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31, 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier Tax-Exempt Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Advisers. The Board noted that the Fund’s effective fee rate was below the effective fee rate for the mutual fund.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has not proposed any advisory fee waivers or expense limitations for the Fund. The Board concluded that it was not necessary at this time to discuss with Invesco Advisers whether to implement any such waivers or expense limitations because the Fund’s total expenses were below the median total expenses of the funds in the Fund’s expense group that are not managed by Invesco Advisers or an Affiliated Sub-Adviser and below the effective fee rate of a comparable mutual fund advised by Invesco Advisers. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  After taking account of the Fund’s contractual advisory and sub-advisory fee rates, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the

36        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund’s advisory and sub-advisory fees are fair and reasonable.

Premier U.S. Government Money Portfolio
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Advisers, at a common asset level. The Board noted that the contractual advisory fee rate for Investor Class shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other mutual funds or client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to continue to waive fees and/or limit expenses of the Fund through at least December 31. 2011 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund’s total estimated expenses. The Board also noted the “all-in” nature of the Fund’s contractual advisory fee, whereby Invesco Advisers pays all of the Fund’s ordinary operating expenses.
  After taking account of the Fund’s contractual advisory fee rate, the comparative advisory fee information discussed above, the advisory fee after fee waivers and expense limitations and other relevant factors, the Board concluded that the Fund’s advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether each Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that each Fund’s contractual advisory fee schedule does not include any breakpoints. The Board noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit with respect to the services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board also noted that Invesco Advisers continues to support the Invesco Funds with spending on regulatory compliance, attribution systems, global trading initiatives and a focus on building out the product line-up for the benefit of all shareholders of the Invesco Funds. The Board concluded that each Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive in light of the nature, quality and extent of the services provided and the support provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts and concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates resulting from the relationship with each Fund, including the fees received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates are providing these services in accordance with the terms of their contracts, and are qualified to continue to provide these services to each Fund.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.

37        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.
  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
  The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2010:

		Corporate
	Qualified	Dividends		Tax Exempt
	Dividend	Received	U.S. Treasury	Income
Federal and State Income Tax	Income*	Deduction*	Obligations*	Dividends*

Premier Portfolio	0%	0%	—	—
Premier U.S. Government Money Portfolio	0%	0%	2.76%	—
Premier Tax-Exempt Portfolio	0%	0%	—	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

38        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers
The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	214	None

		Formerly: Chairman, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Trimark Corporate Class Inc. (corporate mutual fund company) and Invesco Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); and Director, Van Kampen Asset Management; Director, Chief Executive Officer and President, Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Director and Chairman, Van Kampen Investor Services Inc. and Director and President, Van Kampen Advisors, Inc.	214	None

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne M. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to funds in the Fund Complex	232	Director of the Abraham Lincoln Presidential Library Foundation

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technology Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	214	ACE Limited (insurance company); and Investment Company Institute

David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., a consumer health care products manufacturer.	232	Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago. Board member of the Illinois Manufacturers’ Association. Member of the Board of Visitors, Institute for the Humanities, University of Michigan

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

[3]	Mr. Whalen is considered an “interested person” (within the meaning of Section 2(a)(19) of the 1940 Act) of certain Funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such Funds in the Fund Complex.

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Bob R. Baker — 1936 Trustee	1983	Retired Formerly: President and Chief Executive Officer, AMC Cancer Research Center; and Chairman and Chief Executive Officer, First Columbia Financial Corporation	214	None

Frank S. Bayley — 1939 Trustee	2003	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and Partner, law firm of Baker & McKenzie	214	None

James T. Bunch — 1942 Trustee	2000	Founder, Green, Manning & Bunch Ltd. (investment banking firm) Formerly: Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	214	Vice Chairman, Board of Governors, Western Golf Association/Evans Scholars Foundation and Director, Denver Film Society

Rodney Dammeyer — 1940 Trustee	2010	President of CAC, LLC, a private company offering capital investment and management advisory services. Formerly: Prior to January 2004, Director of TeleTech Holdings Inc.; Prior to 2002, Director of Arris Group, Inc.; Prior to 2001, Managing Partner at Equity Group Corporate Investments. Prior to 1995, Chief Executive Officer of Itel Corporation. Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc, Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.	232	Director of Quidel Corporation and Stericycle, Inc. Prior to May 2008, Trustee of The Scripps Research Institute. Prior to February 2008, Director of Ventana Medical Systems, Inc. Prior to April 2007, Director of GATX Corporation. Prior to April 2004, Director of TheraSense, Inc.

Albert R. Dowden — 1941 Trustee	2003	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/ Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	214	Board of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company) and member of the U.S. House of Representatives	214	Administaff

Carl Frischling — 1937 Trustee	2003	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	214	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee	2003	Retired	214	None
		Formerly: Chief Executive Officer, YWCA of the U.S.A.

Lewis F. Pennock — 1942 Trustee	2003	Partner, law firm of Pennock & Cooper	214	None

Larry Soll — 1942 Trustee	1997	Retired	214	None
		Formerly, Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)

Trustees and Officers — (continued)

			Number of
			Funds in
			Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Independent Trustees

Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to July 2000, President of the University of Chicago.	232	Trustee of the University of Rochester and a member of its investment committee. Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	214	None

Other Officers

Karen Dunn Kelley — 1960 President and Principal Executive Officer	2003	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) and Van Kampen Investments Inc.; Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); and Director, Invesco Mortgage Capital Inc.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only).

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A	N/A

Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer of Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp., Senior Vice President, Invesco Advisers, Inc. formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Van Kampen Asset Management; Director and Secretary, Van Kampen Advisors Inc.; Secretary and General Counsel, Van Kampen Funds Inc.; and Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; and General Counsel, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A	N/A

Lisa O. Brinkley — 1959 Vice President	2004	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.; and Vice President, The Invesco Funds

		Formerly: Senior Vice President, Invesco Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and The Invesco Funds; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Distributors, Inc.; Vice President, Invesco Investment Services, Inc. and Fund Management Company	N/A	N/A

Trustees and Officers — (continued)

Number of
Funds in
Fund Complex
Name, Year of Birth and	Trustee and/	Principal Occupation(s)	Overseen by	Other Directorship(s)
Position(s) Held with the Trust	or Officer Since	During Past 5 Years	Trustee	Held by Trustee

Other Officers

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	2003	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; and Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

		Formerly: Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	2005	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, Van Kampen Asset Management, Van Kampen Investor Services Inc., and Van Kampen Funds Inc.

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.), Van Kampen Investments Inc. and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, INVESCO Private Capital Investments, Inc. (holding company), and Invesco Private Capital, Inc. (registered investment adviser); Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and Van Kampen Investor Services Inc.

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza,	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Suite 2500	1555 Peachtree	11 Greenway Plaza,	1201 Louisiana Street,
Houston, TX 77046-1173	Street, N.E.	Suite 2500	Suite 2900
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Independent Trustees	Invesco Investment Services, Inc.	Bank of New York Mellon
2600 One Commerce Square	Kramer, Levin, Naftalis & Frankel LLP	P.O. Box 4739	2 Hanson Place
Philadelphia, PA 19103	1177 Avenue of the Americas	Houston, TX 77210-4739	Brooklyn, NY 11217-1431
New York, NY 10036-2714

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at that invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-I-TST-AR-2	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Fees Billed by PWC Related to the Registrant
     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Percentage of Fees Billed		Percentage of Fees Billed
		Applicable to Non-Audit		Applicable to Non-Audit
	Fees Billed for	Services Provided for	Fees Billed for	Services Provided for
	Services Rendered	fiscal year end 2010	Services Rendered	fiscal year end 2009
	to the Registrant	Pursuant to Waiver of	to the Registrant	Pursuant to Waiver of
	for fiscal year end	Pre-Approval	for fiscal year end	Pre-Approval
	2010	Requirement(1)	2009	Requirement(1)

Audit Fees	$58,500	N/A	$71,091	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$13,515	0%	$25,039	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$72,015	0%	$96,130	0%
PWC billed the Registrant aggregate non-audit fees of $13,515 for the fiscal year ended 2010, and $25,039 for the fiscal year ended 2009, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Tax fees for the fiscal year end August 31, 2010 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end August 31, 2009 includes fees billed for reviewing tax returns and consultation services.
Fees Billed by PWC Related to Invesco and Invesco Affiliates
     PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the

Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for		Fees Billed for
	Non-Audit Services		Non-Audit Services
	Rendered to Invesco		Rendered to Invesco
	and Invesco		and Invesco
	Affiliates for	Percentage of Fees Billed	Affiliates for	Percentage of Fees Billed
	fiscal year end	Applicable to Non-Audit	fiscal year end	Applicable to Non-Audit
	2010 That Were	Services Provided for	2009 That Were	Services Provided for
	Required	fiscal year end 2010	Required	fiscal year end 2009
	to be Pre-Approved	Pursuant to Waiver of	to be Pre-Approved	Pursuant to Waiver of
	by the Registrant’s	Pre-Approval	by the Registrant’s	Pre-Approval
	Audit Committee	Requirement(1)	Audit Committee	Requirement(1)

Audit-Related Fees	$0	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$0	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)	Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2010, and $0 for the fiscal year ended 2009, for non-audit services rendered to Invesco and Invesco Affiliates.
The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
POLICIES AND PROCEDURES
As adopted by the Audit Committees of
the Invesco Funds (the “Funds”)
Last Amended May 4, 2010
Statement of Principles
Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.
Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.
The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.
The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.
Delegation
The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.
Audit Services
The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.
In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Non-Audit Services
The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.
Audit-Related Services
“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.
Tax Services
“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.
No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.
Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:
1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:
a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;
2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.
All Other Auditor Services
The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts
Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.
Procedures
Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.
Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.
Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.
Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.
Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.
On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.
The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures
Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)
•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services
Categorically Prohibited Non-Audit Services
•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: November 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer
Date: November 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 8, 2010

Item 1. Reports to Stockholders.
EXHIBIT INDEX

EXHIBIT INDEX

12(a)(1)	Code of Ethics.

12(a)(2)	Certifications of principal executive officer and principal Financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.